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RSI Retirement Trust

Core Equity Fund

Value Equity Fund

Emerging Growth Equity Fund

International Equity Fund

Actively Managed Bond Fund

Intermediate-Term Bond Fund

Short-Term Investment Fund

Dedicated Bond Fund

1996

Broker/Dealer:

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RETIREMENT SYSTEM
Distributors Inc.

P.O. Box 2064
Grand Central Station
New York, NY 10163-2064

TABLE OF CONTENTS
------------------------------------------------------

President's Message......................................................          1
Investment Review........................................................          2
Combined Financial Statements............................................         19
Financial Statements of Investment Funds.................................         21
    Core Equity Fund.....................................................         21
    Value Equity Fund....................................................         25
    Emerging Growth Equity Fund..........................................         29
    International Equity Fund............................................         35
    Actively Managed Bond Fund...........................................         41
    Intermediate-Term Bond Fund..........................................         46
    Short-Term Investment Fund...........................................         51
Notes to Financial Statements............................................         54
Independent Auditor's Report.............................................         72
Officers, Consultants, Investment Managers and Custodians................         73
Board of Trustees........................................................         74

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is a registered trademark of Retirement System Group Inc.

                 PRESIDENT'S MESSAGE
                 To Our Unitholders:

                 The past year has seen a huge upswing in the strength of the stock market. I am pleased to report that during this time, the Trust's funds have also enjoyed solid performances. For example, for the fiscal year ended September 30, 1996, all of the Trust's equity funds achieved double digit returns, and outperformed both their respective Lipper benchmarks and market index benchmarks. (Please see the Investment Review section, beginning on page two, for specific details.) Both bond funds also outperformed their respective Lipper benchmarks.

                     The performance results of the Value Equity Fund--which
                 achieved a 21.58% return for fiscal year 1996--continue to be especially gratifying, since, in an effort to improve the Fund's performance, a new investment manager (Retirement System Investors Inc.) was appointed as of April 1, 1995.

                     Investment management is arguably the single most important retirement plan service an employer seeks, and for good reason. Investment performance directly affects a plan's long-term costs: for a defined benefit plan, the higher the rate of return, the lower the plan sponsor's contributions; for a defined contribution plan, investment performance has a direct impact on each participant's account balance. In light of this--and as a series mutual fund that invests the assets of tax-qualified pension plans and IRAs exclusively--we are understandably very proud of our investment returns.

                     Another positive development during the past fiscal year
                 has been the growth of assets under Trust management, which have increased by $55 million, to $652 million at September 30, 1996.

                     On behalf of the Board of Trustees, I would like to thank
                 our unitholders for choosing RSI Retirement Trust to help meet their retirement savings goals.

                                               Sincerely,

                                                        [SIGNATURE]

                                               William Dannecker
                                               President and Trustee

                                               November 15, 1996

                 INVESTMENT REVIEW
                 CORE EQUITY FUND

                 The Core Equity Fund seeks capital appreciation over the long term. The Fund invests in a broadly diversified group of high-quality, medium-to-large companies which the manager, Retirement System Investors Inc., believes to be reasonably valued relative to their earnings growth potential.

                 MARKET ENVIRONMENT

                 Moderate economic growth, low inflation, benign interest rates, heavy corporate stock repurchases and huge cash inflow by mutual fund investors propelled the stock market in the fiscal year ended September 30, 1996.

                     Corporate earnings and profit margin improvements benefited from productivity gains from technological innovations, downsizing of costs and the improved competitive position of U.S. companies.

                     At the end of the reporting period, the market's valuation at 16 times 1997 earnings estimates (i.e., price to earning ratio) was moderately above past averages, but within historical ranges.

                     The Core Equity Fund's above-market performance (see below)
                 was positively influenced by the Fund's focus and concentration in large growth companies, which performed well when compared to smaller growth or value issues. The Fund's largest market sector holdings in capital goods, technology and consumer staples enhanced its performance. Also, performance benefited from the lower than market weighting in the weak performing utilities, raw materials and consumer cyclical groups.

                     The major portfolio changes during the past year involved
                 increasing weightings in financials and reducing holdings in utilities.

                     The Fund's diversification and stock selections reflect the portfolio manager's focus on such dominant investment themes as growing globalization of demand for goods, technological innovations, productivity, life style enhancements and demographic factors.

                 PERFORMANCE RESULTS

                 The Core Equity Fund produced a solid return of 21.11% for the one-year period ended September 30, 1996, and outperformed the S&P 500, which posted a return of 20.36% for the same one-year period. The S&P 500 is an unmanaged representative index of the broad equity market. (All market index results that appear in this report are gross, since expenses are not applicable.) For the five and
                 EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                    MEASURING RISK AND RETURN
                   CORE EQUITY FUND VS S&P 500
                 FOR 10-YEAR PERIOD ENDED 9/30/96
                                                                     CORE EQUITY    S&P 500
Return                                                                     13.94%      14.96%
Risk                                                                       13.18%      13.81%
THIS CHART COMPARES THE HISTORICAL AVERAGE ANNUAL
TOTAL RETURN AND THE RISK (AS MEASURED BY THE STANDARD
DEVIATION) OF THE CORE EQUITY FUND AND THE
STANDARD & POOR'S 500 INDEX FOR THE TEN-YEAR
PERIOD ENDED 9/30/96. THE S&P 500 INDEX IS AN
UNMANAGED INDEX OF COMMON STOCKS WIDELY USED
AS A MEASURE OF THE BROAD EQUITY MARKET, AND IS A
REPRESENTATIVE MARKET INDEX FOR THIS FUND.
STANDARD DEVIATION IS A STATISTICAL MEASURE OF VOL-
ATILITY OFTEN USED AS A MEASURE OF RISK IN GENERAL,
THE GREATER THE STANDARD DEVIATION, THE GREATER THE
TENDENCY TO VARY FROM THE AVERAGE ANNUAL TOTAL
RETURN. BY COMPARING THE MAGNITUDE OF THE STAN-
DARD DEVIATIONS, THE RELATIVE VOLATILITY OF EACH
INVESTMENT CAN BE DETERMINED. A LOWER STANDARD
DEVIATION REFLECTS LOWER VOLATILITY.

                 ten years ended September 30, 1996, the Core Fund produced an average annual return of 15.37% and 13.94%, respectively, while the S&P 500 posted an average annual return of 15.23% and 14.96% for these same two periods.

                     It should be noted that the Core Equity Fund's annualized
                 return for the ten years ended September 30, 1996, was achieved while taking less risk (as measured by standard deviation) than the S&P 500 (see chart on page two).
                 EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                               CORE EQUITY VS      S&P 500
86                                  $10,000.00     $10,000.00
87                                   13,842.17      14,332.65
88                                   11,862.87      12,541.94
89                                   15,789.13      16,663.20
90                                   15,092.55      15,111.49
91                                   18,045.86      19,834.22
92                                   19,617.05      22,027.59
93                                   22,485.61      24,892.76
94                                   23,189.71      25,807.96
95                                   30,452.39      33,476.85
96                                   36,880.58      40,294.01
Core Equity: $36,881
S&P 500: $40,294
GROWTH OF $10,000
                                   CORE EQUITY        S&P 500
1 year                                 $12,111        $12,036
5 year                                  20,437         20,315
10 year                                 36,881         40,294
CUMULATIVE RETURNS
1 year                                  21.11%         20.36%
5 year                                 104.37%        103.15%
10 year                                268.81%        302.94%
AVERAGE ANNUAL RETURNS
1 year                                  21.21%         20.36%
5 year                                  15.37%         15.23%
10 year                                 13.94%         14.96%

                     For the one-year period ended September 30, 1996, the
                 Fund's return of 21.11% was 387 basis points higher than the 17.24%
                 return of its Lipper benchmark, the Lipper Growth and Income Funds Average, for the same period. This performance placed the Core Equity Fund in the top 16% of Lipper's Growth and Income Funds grouping of mutual funds. (The Fund ranked 78th out of 503 funds; rankings are based on total returns.) For the longer-term periods of five and ten years ended September 30, 1996, the Fund's annualized returns of 15.37% and 13.94% compared favorably with the Lipper benchmark annualized returns of 13.79% and 12.81% for the same two periods. The ten year performance results placed Core in the top 23% of its Lipper grouping (28th out of 122 funds). Past performance is not a guarantee of future results.

                 CORE EQUITY FUND VS LIPPER GROWTH AND INCOME FUNDS AVERAGE
                 FOR PERIODS ENDED SEPTEMBER 30, 1996
                 ---------------------------------------------------------------

                                                        Annualized
                                                  -----------------------
                                        1 Year     5 Years     10 Years
                                      ----------  ----------  -----------
CORE EQUITY FUND(1)                       21.11%      15.37%       13.94%
Lipper Growth & Income Funds Avg.(2)      17.24       13.79        12.81

                 1. All performance results shown are net of management fees and all related investment expenses.

                 2. Lipper Analytical Services is an independent reporting service that measures the performance of most U.S. mutual funds. The performance results reflect an unmanaged index and are net of all expenses other than sales charges and redemption fees.

                 ---------------------------------------------------------------

                 VALUE EQUITY FUND

                 The Value Equity Fund seeks income and capital appreciation by investing in a diversified portfolio of stocks with below average price-to-earnings (P/E) ratios and above-average growth prospects. The portfolio typically has a dividend yield that is considerably higher than the market itself. The aim of the portfolio manager, Retirement System Investors Inc., is to produce above-market returns by choosing stocks whose current prices do not adequately reflect their ability to grow earnings and dividends over time. (Retirement System Investors Inc. became the manager of this Fund effective April 1, 1995.)

                 MARKET ENVIRONMENT

                 For most of fiscal 1996, investors favored growth stocks over traditional value issues, with the notable exceptions of financial companies, such as banks and insurance companies, and to a lesser extent, capital goods manufacturers. The technology sector of the stock market, while volatile, was among the broad market's strongest, due to fundamental company performance and large investor capital inflows. Technology stocks are typically high P/E, growth issues with more downside risk than value stocks. For fiscal year 1996, the Russell 1000 Value Index, an appropriate market benchmark for value managers, returned 17.95%, while the Russell 1000 Growth Index returned 21.40%.

                     During the middle months of the year, technology stocks
                 suffered as it became apparent that both the companies themselves and investors had become too optimistic. For the first group, this caused an over-capacity situation; for the second group, a period of re-valuation--taking more realistic prospects into account with the necessary marking down of earnings expectations and stock prices. After a lackluster start for fiscal year 1996 (with the exception of the strong June quarter), economic growth was moderate but steady. This slow, steady economic growth was accompanied by low inflation, and was an excellent background for financial concerns, many of which also benefited from internal restructuring and cost cutting. Utility stocks suffered as utilities' traditional character as regulated companies with fairly predictable earnings and dependable dividends continued to change in the face of on-going deregulation trends in both the electric utility and telecommunications service industries, leading to a more competitive environment with relative winners and losers. EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                    MEASURING RISK AND RETURN
                      VALUE EQUITY FUND VS
                    RUSSELL 1000 VALUE INDEX
                FOR 10-YEAR PERIOD ENDED 9/30/96
                                                                   VALUE EQUITY   RUSSELL 1000 VALUE
Return                                                                    11.09%               14.02%
Risk                                                                      15.64%               12.97%
THIS CHART COMPARES THE HISTORICAL AVERAGE ANNUAL
TOTAL RETURN AND THE RISK (AS MEASURED BY THE STAN-
DARD DEVIATION) OF THE VALUE EQUITY FUND AND THE
RUSSELL 1000 VALUE INDEX FOR THE TEN-YEAR PERIOD ENDED
9/30/96. THE RUSSELL 1000 VALUE INDEX IS A REPRESENTATIVE
MARKET INDEX FOR THIS FUND. SEE THE CORE EQUITY
FUND CHART (P. 4) FOR A DEFINITION OF STANDARD
DEVIATION.

                     As noted below, the Value Equity Fund returned 21.58% for
                 the year and compared favorably with the Russell 1000 Value Index. The Fund's holdings in financial stocks such as money center banks and insurers, aerospace/defense concerns, industrial companies, and pharmaceutical manufacturers, all contributed to the Fund's solid performance. The Fund's utility holdings were a moderate drag on performance, as was exposure to materials producers such as paper, aluminum and copper companies. Individual stock selection appeared to play a part in the Fund's outperformance--the Fund's top ten holdings at fiscal year end, most of which the Fund held throughout fiscal year 1996, returned an average 31.23% for the period.

                 PERFORMANCE RESULTS

                 For the one-year period ended September 30, 1996, the Value Equity Fund returned 21.58%, outpacing the 17.95% return of the Russell 1000 Value Index, an unmanaged representative index reflecting the performance of approximately 650 stocks with a less-than-average growth orientation. For the five- and ten-year periods ended September 30, 1996, the Fund produced annual returns of 13.05% and 11.09%, respectively, compared to annualized returns of 16.08% and 14.02% for the Russell 1000 Value Index. The Fund's risk profile, as measured by standard deviation, versus the market (the Russell 1000 Value) is reflected in the chart on page four.

                     The Value Equity Fund's return of 21.58% for the one-year
                 period ended September 30, 1996 outperformed by 434 basis points the 17.24% return of the Lipper Growth and Income Funds Average, a representative performance benchmark, for the same period. The Value Fund was in the top 13% of its Lipper grouping with this performance (62nd out of 503 funds; rankings are based on total returns). For the five years ended September 30, 1996, the Fund's annualized return was 13.05%, while the Lipper benchmark returned 13.79% per annum for the period. For the recent ten-year period, the Fund returned 11.09% per year versus the 12.81% annualized return for the Lipper benchmark. Past performance is not a guarantee of future results.

                 EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                VALUE EQUITY FUND VS    RUSSELL 1000 VALUE INDEX
86                                         $10,000.00                  $10,000.0
87                                          13,135.29                   13,278.75
88                                          12,125.98                   12,563.73
89                                          15,110.95                   16,130.44
90                                          11,464.95                   13,667.84
91                                          15,498.25                   17,622.29
92                                          16,551.67                   19,806.54
93                                          19,105.85                   24,829.92
94                                          19,517.11                   24,659.87
95                                          23,543.19                   31,487.89
96                                          28,622.69                   37,139.68
Value Equity: $28,623
Russell 1000: $37,140
GROWTH OF $10,000
                                         VALUE EQUITY                RUSSELL 1000
1 year                                        $12,158                     $11,795
5 year                                         18,468                      21,075
10 year                                        28,623                      37,140
CUMULATIVE RETURNS
1 year                                         21.58%                      17.95%
5 year                                         84.68%                     110.75%
10 year                                       186.23%                     271.40%
AVERAGE ANNUAL RETURNS
1 year                                         21.58%                      17.95%
5 year                                         13.05%                      16.08%
10 year                                        11.09%                      14.02%

                 VALUE EQUITY FUND VS LIPPER GROWTH
                 AND INCOME FUNDS AVERAGE
                 FOR PERIODS ENDED SEPTEMBER 30, 1996
                 ---------------------------------------------------------------

                                                        Annualized
                                                  -----------------------
                                        1 Year     5 Years     10 Years
                                      ----------  ----------  -----------
VALUE EQUITY FUND(1)                      21.58%      13.05%       11.09%
Lipper Growth & Income Funds Avg.(2)      17.24       13.79        12.81

                 1. All performance results shown are net of management fees and all related investment expenses.

                 2. Lipper Analytical Services is an independent reporting service that measures the performance of most U.S. mutual funds. The performance results reflect an unmanaged index and are net of all expenses other than sales charges and redemption fees.

                 ---------------------------------------------------------------

                 EMERGING GROWTH EQUITY FUND

                 The Emerging Growth Equity Fund, a fund that has above-average volatility, seeks capital appreciation through investment in quality growth stocks of smaller companies--those in the $50 million to $750 million capitalization range at time of purchase.

                 MARKET ENVIRONMENT

                 For the one-year period ended September 30, 1996, economic growth, as measured by the Gross Domestic Product ("GDP"), started in a lackluster way at 0.5%, annualized for the fourth quarter, 1995. During the next two quarters, however, the economy gained momentum (GDP growing at 2.3%, annualized, and 4.7%, annualized, respectively), but reverted to slow growth during the most recent quarter. The domestic equity markets during the period showed respectable double digit returns as corporate earnings growth continued to show solid gains and inflation remained rather stable (3% level for this 12-month period). This occurred even though interest rates encountered a high level of volatility, as the underlying strength of the economy was in question for much of 1996.

                     Corporate earnings benefited
                 from productivity gains and
                 technological innovations,
                 downsizing of costs and the
                 improved competitive position of
                 U.S. companies. In such an
                 environment, investor confidence
                 remained very strong, and this
                 was a period in which large
                 capitalization growth stocks and
                 cyclically oriented issues, for
                 the most part, turned in the
                 best results for the year. Small
                 capitalization companies (as
                 represented by the Russell 2000
                 Index, a representative index
                 for this grouping) produced a
                 return of 13.13% for the one
                 year ended September 30, 1996.
                 (Most of the return was
                 forthcoming for the nine months
                 ended June 30, 1996. The recent
                 quarter return of 0.34% was
                 significantly influenced by the
                 magnitude of the stock market
                 correction in July, when the
                 Russell 2000 Index declined
                 8.73%, about double that of the
                 broad equity market). Although a
                 respectable result for this
                 index, its return was 723 basis
                 points under the 20.36% return
                 of the S&P 500, the broad U.S.
                 equity market index. (For fiscal
                 year 1995, the Russell 2000
                 Index returned 23.36%, but also
                 trailed the S&P 500 return of
                 29.72% by 636 basis points).
                 EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                     MEASURING RISK AND RETURN
                  EMERGING GROWTH EQUITY FUND VS
                        RUSSELL 2000 INDEX
                 FOR 10-YEAR PERIOD ENDED 9/30/96
                                                                       EMERGING GROWTH     RUSSELL 2000
Return                                                                            16.03%          11.91%
Risk                                                                              21.79%          19.97%
THIS CHART COMPARES THE HISTORICAL AVERAGE ANNUAL
TOTAL RETURN AND THE RISK (AS MEASURED BY THE STAN-
DARD DEVIATION) OF THE EMERGING GROWTH EQUITY
FUND AND THE RUSSELL 2000 INDEX FOR THE TEN-YEAR PERIOD
ENDED 9/30/96. THE RUSSELL 2000 INDEX IS A REPRESENTA-
TIVE MARKET INDEX FOR THIS FUND. SEE THE CORE
EQUITY FUND CHART (P. 4) FOR A DEFINITION OF STAN-
DARD DEVIATION.

                     The Emerging Growth Equity Fund continued to be managed by two investment managers (under sub-advisory agreements with Retirement System Investors Inc.). As of September 30, 1996, Friess Associates, Inc. ("Friess") was managing 55% of the assets of the Fund and The Putnam Advisory Company, Inc. ("Putnam") was managing the remaining 45%.

                     Friess is a smaller market capitalization, aggressive
                 growth-oriented manager. At the start of the year, Friess maintained over 81% of portfolio assets concentrated in the consumer staples, technology and capital goods sectors of the market. Concentrations shifted away from technology during the year ended September 30, 1996, and toward energy and consumer cyclicals. At September 30, 1996, the portion of the Fund's portfolio managed by Friess held 74 stocks.

                     Friess turned in another strong result for fiscal year
                 1996, with a gross return of 20.86%, or 7.73 percentage points higher than the Russell 2000 Index. (For fiscal year 1995, Friess' gross return of 58.30% was 3,494 basis points higher than the return of the Russell 2000 Index). Maintaining strategic locations in key geographic areas in the U.S. facilitates Friess's analysts in making direct contact with company managements, as well as with their customers, suppliers and competitors. This enables the analysts to identify those companies with dramatically positive sales and earnings growth, strong order flow, and important market share growth trends, which are not always well understood by the investment market place in general. During the year, the manager dramatically increased exposure to oil service, apparel, restaurants and retailing, generating positive investment returns.

                     Putnam is a more conservative emerging growth company
                 manager than Friess. It looks for superior achieving companies (that are reasonably priced) by evaluating the fundamental criteria, such as rapidly growing earnings, above-average return on equity, and low debt to total capitalization. The manager's diversified approach and large number of holdings aided the portfolio, as many of the stocks held, met or exceeded earnings and growth expectations. The consumer and business services sector was the most consistent positive contributor to performance throughout the fiscal year. Within this broad-based sector, radio, outdoor advertising, teleservices and temporary staffing were the leaders. Technology holdings were gradually reduced throughout the year, with many of the current holdings being information technology consulting companies, which are higher-confidence, less volatile growth technology companies. (Putnam's gross return for its portion of the Fund for fiscal year 1996 was exceptional, at 43.37%, versus 38.08% for fiscal year 1995. In both years, Putnam significantly outperformed the market).

                     At the end of the fiscal year, the top three sectors for
                 Putnam were consumer cyclicals, consumer staples and technology. (Friess also had major concentrations in these sectors at fiscal year end.) On September 30, 1996, the portion of the Fund's portfolio managed by Putnam held 171 stocks, of which only seven overlapped with the Friess holdings. Accordingly, the Fund continues to reflect a highly diversified position (a situation that has prevailed for the past six years that these two advisors have managed the Fund).

                 EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                 EMERGING GROWTH EQUITY FUND VS     RUSSELL 2000 INDEX
86                                                     $10,000.00            $10
87                                                      12,009.16             12,939.58
88                                                      10,981.68             11,540.71
89                                                      12,670.16             14,020.46
90                                                       9,875.24             10,213.44
91                                                      15,396.67             14,817.85
92                                                      16,003.57             16,142.28
93                                                      23,431.44             21,494.36
94                                                      23,721.70             22,069.29
95                                                      34,685.39             27,225.69
96                                                      44,244.00             30,800.54
Emerging Growth: $44,244
Russell 2000: $30,801
GROWTH OF $10,000
                                           EMERGING GROWTH EQUITY          RUSSELL 2000
1 year                                                    $12,756               $11,313
5 year                                                     28,736                20,786
10 year                                                    44,244                30,801
CUMULATIVE RETURNS
1 year                                                     27.56%                13.13%
5 year                                                    187.36%               107.86%
10 year                                                   342.44%               208.01%
AVERAGE ANNUAL RETURNS
1 year                                                     27.56%                13.13%
5 year                                                     23.51%                15.76%
10 year                                                    16.03%                11.91%

                 PERFORMANCE RESULTS

                 The Emerging Growth Equity Fund
                 achieved a return of 27.56% for
                 the one-year period
                 ended September 30, 1996, nearly 15 percentage points higher than the 13.13% return for the Russell 2000, a representative index that reflects the performance of

                 2,000 small company securities. Over the longer term (five and ten years ended September 30, 1996), the Fund also outperformed the Russell 2000 Index, achieving an average annual return of 23.51% and 16.03% per year, respectively, compared to the 15.76% and 11.91% return per year for the Russell 2000 Index. The Fund's risk profile (as measured by standard deviation) versus the market (the Russell 2000 index) is reflected in the chart on page seven.

                     The Emerging Growth Fund has also maintained a performance advantage over its benchmark, the Lipper Small Company Growth Funds Average. For the one-year period ended September 30, 1996, the Emerging Growth Fund produced a return of 27.56%, outpacing by more than nine percentage points the Lipper Small Company Growth Funds Average return of 18.40%. This return placed the Emerging Growth Fund in the top 17% of mutual funds in the Lipper Small Company Growth Funds grouping. (The Fund ranked 56th out of 349 funds; rankings are based on total returns.) Past performance is not a guarantee of future results.

                     The Fund's five-year return of 23.51%, annualized,
                 outperformed its Lipper benchmark by 643 basis points and ranked in the top 9% of the Lipper Small Company Growth Funds grouping (8th out of 94 funds). For the longer term (ten years ended September 30, 1996), the Emerging Growth Equity Fund, with an annualized return of 16.03%, reflected a performance advantage versus the 14.67% per year return of the Lipper benchmark. This return placed the Fund in the top 29% of its Lipper grouping for the same time period.

                 EMERGING GROWTH EQUITY FUNDS VS LIPPER SMALL COMPANY GROWTH FUNDS AVERAGE
                 FOR PERIODS ENDED SEPTEMBER 30, 1996
                 ---------------------------------------------------------------

                                                             Annualized
                                                       -----------------------
                                             1 Year     5 Years     10 Years
                                           ----------  ----------  -----------
EMERGING GROWTH EQUITY FUND(1)                 27.56%      23.51%       16.03%
Lipper Small Company Growth Funds Avg.(2)      18.40       17.08        14.67

                 1. All performance results shown are net of management fees and all related investment expenses.

                 2. Lipper Analytical Services is an independent reporting service that measures the performance of most U.S. mutual funds. The performance results reflect an unmanaged index and are net of all expenses other than sales charges and redemption fees.

                 ---------------------------------------------------------------

                 INTERNATIONAL EQUITY FUND

                 The International Equity Fund seeks capital appreciation over time by investing in stocks that are headquartered in foreign countries, in order to take advantage of opportunities outside the U.S. capital markets. While holdings are principally concentrated in the larger markets abroad (including small capitalization companies), some investments are also made in emerging markets. The portfolio manager, Morgan Grenfell Investment Services Ltd. (Morgan Grenfell), looks for companies whose current prices, in their view, do not reflect their true earnings potential, and for stocks that are misperceived by investors, and therefore, are selling at undervalued prices. (Morgan Grenfell manages under a sub-advisory agreement with Retirement System Investors Inc.)

                 MARKET ENVIRONMENT

                 A background of benign inflation, stable to low interest rates and continuing improvements in productivity and corporate profits allowed international markets to prosper in the year ended September 30, 1996. Most posted positive returns, particularly when measured in local currency. Returns in U.S. dollar terms were lower as the dollar strengthened, depressing, for example, the local currency return of 19.1% in Europe to 14.7%. The impact of this strengthening was most clearly seen in Japan, where the local yen return was 13.5%, but only 0.5% in U.S. dollars. For fiscal year 1996, the non-U.S. stock markets, as measured by the MSCI EAFE Index, returned 8.61% versus the S&P 500 return of 20.36%. (The situation was similar in fiscal 1995, when the MSCI EAFE Index was up 5.80%, while the S&P returned 29.72%.)

                     In contrast to the previous year, the emerging markets of
                 Latin America produced good returns despite suffering further currency devaluation. Mexico returned in excess of 13% and Brazil over 17%, both returns in U.S. dollars. The markets of Asia were mixed as questions were raised about the competitiveness of countries where currencies, in many cases, are pegged to the U.S. dollar. Malaysia was an exception, rising by 17%, but the Korean index returned -31% over the period. Overall, as an equity class, the emerging markets index (the MSCI Emerging Markets Free Index) returned 5.2%, and would have detracted from overall portfolio returns.

                     The Fund's portfolio manager maintained the strategy of the previous year-- remaining underweight in Japan (33% vs. the market weighting of 40%), but overweight in the other established Asian markets, particularly Hong Kong (6% vs. 3%). Selective investments in the emerging markets of Asia and South America were increased in the first quarter, 1996, and a number of quoted smaller capitalization issues were held during the period. As the dollar strengthened, the European and yen hedges which had been in place throughout 1995 were progressively removed during the year, so that the portfolio was no longer hedged by June 30th. This strategy also contributed to the overall performance results achieved. (Morgan Grenfell finished the year 585 basis points ahead of the Index, with a gross return of 14.46% for the International Equity Fund.)
                 EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                 MEASURING RISK AND RETURN
               INTERNATIONAL EQUITY FUND VS
                         MSCI EAFE
             FOR 10-YEAR PERIOD ENDED 9/30/96
                                                             INTERNATIONAL EQUITY    MSCI EAFE
Return                                                                       8.11%         8.67%
Risk                                                                        13.10%        17.20%
THIS CHART COMPARES THE HISTORICAL AVERAGE
ANNUAL TOTAL RETURN AND THE RISK (AS MEASURED BY
THE STANDARD DEVIATION) OF THE INTERNATIONAL
EQUITY FUND AND THE MSCI EAFE FOR THE TEN-YEAR
PERIOD ENDED 9/30/96. THE MSCI EAFE IS A REPRE-
SENTATIVE MARKET INDEX FOR THIS FUND. SEE THE
CORE EQUITY FUND CHART (P. 4) FOR A DEFINITION OF
STANDARD DEVIATION.

                 EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                INTERNATIONAL EQUITY FUND VS     MSCI EAFE
86                                                 $10,000.00     $10,000.00
87                                                  14,050.69      14,486.76
88                                                  12,003.83      14,365.47
89                                                  14,361.55      17,568.74
90                                                  12,200.32      12,718.21
91                                                  14,104.36      15,503.70
92                                                  13,627.14      14,400.65
93                                                  16,562.74      18,196.04
94                                                  18,355.91      19,977.74
95                                                  19,401.93      21,136.87
96                                                  21,812.11      22,957.45
International Equity: $21,812
MSCI EAFE: $22,957
GROWTH OF $10,000
                                         INTERNATIONAL EQUITY      MSCI EAFE
1 year                                                $11,242        $10,861
5 year                                                 15,465         14,808
10 year                                                21,812         22,957
CUMULATIVE RETURNS
1 year                                                 12.42%          8.61%
5 year                                                 54.65%         48.08%
10 year                                               118.12%        129.57%
AVERAGE ANNUAL RETURNS
1 year                                                 12.42%          8.61%
5 year                                                  9.11%          8.17%
10 year                                                 8.11%          8.67%

                 PERFORMANCE RESULTS

                 For the one-year period ended
                 September 30, 1996, the
                 International Equity Fund
                 returned
                 12.42%, outpacing the MSCI EAFE Index return of 8.61%. For the recent five-year period, at 9.11% annualized, the Fund outperformed the EAFE Index, which returned 8.17% per annum for the period. For the ten years ended September 30, 1996, the International Fund produced a return of 8.11%, compared to the MSCI EAFE Index per year return of 8.67%. During this period, the Fund had a much lower risk exposure, as measured by standard deviation, than the MSCI EAFE Index (see chart on page
                 10).

                     The International Equity Fund's return of 12.42% for the
                 one-year period ended September 30, 1996 outpaced by more than three percentage points the 9.36% return of the Lipper International Funds Average, the Fund's benchmark. This one-year return ranked the Fund in the top 22% of its Lipper grouping (69th out of 319 funds; rankings are based on total return). For the trailing five- and ten-year periods ended September 30, 1996, the Fund returned 9.11% and 8.11% per annum, respectively, versus an annualized return of 9.67% and 10.11%, respectively, for the Lipper benchmark. Past performance is not a guarantee of future results.

                 INTERNATIONAL EQUITY FUND VS LIPPER INTERNATIONAL FUNDS AVERAGE FOR PERIODS ENDED SEPTEMBER 30, 1996
                 ---------------------------------------------------------------

                                                          Annualized
                                                    -----------------------
                                          1 Year     5 Years     10 Years
                                        ----------  ----------  -----------
INTERNATIONAL EQUITY FUND(1)                12.42%       9.11%        8.11%
Lipper International Funds Avg.(2)           9.36        9.67        10.11

                 1. All performance results shown are net of management fees and all related investment expenses.

                 2. Lipper Analytical Services is an independent reporting service that measures the performance of most U.S. mutual funds. The performance results reflect an unmanaged index and are net of all expenses other than sales charges and redemption fees.

                 ---------------------------------------------------------------

                 ACTIVELY MANAGED BOND FUND

                 The Actively Managed Bond Fund invests in high-quality, fixed-income securities (bonds and other debt securities) with maturities of up to 30 years. The Fund has been managed by Retirement System Investors Inc. exclusively since August 2, 1993.

                 MARKET ENVIRONMENT

                 The environment for fixed-income investors became less favorable during the fiscal year ended September 30, 1996, and interest rates in the intermediate and longer maturities rose to end the year at higher levels. Last year's bond market rally continued through the final quarter of 1995, but was reversed early in 1996 when investors perceived that the economy was regaining strength and that Congress' plans to reduce both government spending and the budget deficit would be unsuccessful. The 30-year Treasury ended the September 1996 fiscal year at 6.9% versus 6.5% the year before; the ten-year Treasury rose to 6.7% from 6.2%; the five year Treasury rose to 6.5% from 6.0%; and the two year Treasury increased to 6.1% from 5.8%. Interest rates were volatile during the year and ranged from lows in January of 5.95% for the 30-year Treasury and 5.52% for the ten-year Treasury, to highs in July of 7.19% for the Bond and 7.06% for the Note.

                     The performance of fixed-income investments varied
                 substantially with duration in fiscal 1996. Rising rates and a steepening yield curve reduced prices and total return as investors extended out on the curve. The yield spread between the three-month Treasury bill and the 30-year bond widened to 176 basis points at the end of fiscal 1996, from 109 basis points the year before. Short interest rates moved lower in the last quarter of 1995 and early 1996, as the Federal
                 Reserve cut the Fed Funds' rate
                 in several steps to 5.25%, where
                 it has held since January.
                 Within fixed-income sectors,
                 long duration Governments and
                 non-callable corporates
                 underperformed mortgages and
                 other callable issues in fiscal
                 1996.

                     The Actively Managed Bond
                 Fund began fiscal 1996 with a
                 duration of 4.6 years, which was
                 gradually raised starting in
                 April to 5.3 years at September
                 30, 1996. The Lehman Brothers
                 Aggregate Bond Index had a
                 modified duration of 4.7 years
                 at the end of fiscal 1996.
                 Investment changes during the
                 year primarily consisted of
                 buying Treasury notes and
                 discount callable Federal agency
                 issues maturing in eight to ten
                 years, at yields of 55 to 70
                 basis points over the comparable
                 Treasury.
                 EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                  MEASURING RISK AND RETURN
                ACTIVELY MANAGED BOND FUND VS
            LEHMAN BROTHERS AGGREGATE BOND INDEX
              FOR 10-YEAR PERIOD ENDED 9/30/96
                                                                ACTIVELY MANAGED    LEHMAN BROS.
Return                                                                      7.60%            8.49%
Risk                                                                        5.52%            5.10%
THIS CHART COMPARES THE HISTORICAL AVERAGE ANNUAL
TOTAL RETURN AND THE RISK (AS MEASURED BY THE STAN-
DARD DEVIATION) OF THE ACTIVELY MANAGED BOND
FUND AND THE LEHMAN BROS. AGGREGATE BOND INDEX
FOR THE TEN-YEAR PERIOD ENDED 9/30/96. LEHMAN
BROS. IS A REPRESENTATIVE MARKET INDEX FOR THIS
FUND. SEE THE CORE EQUITY FUND CHART (P. 4) FOR A
DEFINITION OF STANDARD DEVIATION.

                     The Fund maintained high quality, with 48% in U.S.
                 Treasuries, 18% in Federal agency notes and bonds, 13% in Federal agency mortgage pass thrus, 16% in agency collateralized mortgage obligation PACs, 4% in corporates, and 1% in cash, as of fiscal year end. All Fund holdings must have a quality rating of "A" or better.

                 EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                  ACTIVELY MANAGED BOND FUND VS       LEHMAN BROTHERS AGGREGATE BOND INDEX
86                                                      $10,000.00
87                                                        9,939.68                                 10,026.15
88                                                       10,951.74                                 11,359.05
89                                                       11,876.68                                 12,637.26
90                                                       12,456.46                                 13,591.66
91                                                       14,685.65                                 15,765.84
92                                                       16,597.35                                 17,747.19
93                                                       18,529.32                                 19,519.45
94                                                       17,603.87                                 18,889.75
95                                                       19,981.67                                 21,542.22
96                                                       20,799.05                                 22,596.41
Actively Managed: $20,799
Lehman Bros. Index: $22,596
GROWTH OF $10,000
                                        ACTIVELY MANAGED BOND FUND                        LB AGG. BOND INDEX
1 year                                                     $10,409                                   $10,489
5 year                                                      14,163                                    14,333
10 year                                                     20,799                                    22,596
CUMULATIVE RETURNS
1 year                                                       4.09%                                     4.89%
5 year                                                      41.63%                                    43.33%
10 year                                                    107.99%                                   125.96%
AVERAGE ANNUAL RETURNS
1 year                                                       4.09%                                     4.89%
5 year                                                       7.21%                                     7.46%
10 year                                                      7.60%                                     8.49%

                 PERFORMANCE RESULTS

                 The Actively Managed Bond Fund
                 posted a return of 4.09% for the
                 one-year period
                 ended September 30, 1996. The Lehman Brothers Aggregate Bond Index, a representative market index, achieved a return of 4.89% for the same period. For the recent five-year period, the Fund's annualized return was 7.21%, which was within 25 basis points of the market index return of 7.46% per annum. Over the longer term (ten years ended September 30, 1996), the Fund had a return of 7.60% per year, versus the 8.49% annualized return of the Lehman Brothers Aggregate Bond Index. During this ten-year period, the Fund's risk profile, as measured by standard deviation, was 8% greater than that of the market index (see chart on page 12).

                     The Actively Managed Bond Fund outperformed its Lipper
                 benchmark, the U.S. Government Bond Funds Average, for the one-year period ended September 30, 1996, with a return of 4.09% compared to the 3.24% return of the benchmark. With this return, the Fund achieved a top 24% ranking within its Lipper grouping. (Rankings are based on total returns.) Over the longer term (five and ten years ended September 30, 1996), the Fund continued to outpace its Lipper benchmark, with annualized returns of 7.21% and 7.60%, respectively, versus 6.34% and 7.04% per year returns for the Lipper benchmark. For both periods, the Fund achieved a top 21% and top 24% ranking, respectively, in the Lipper grouping. Past performance is not a guarantee of future results.

                 ACTIVELY MANAGED BOND FUND VS LIPPER U.S. GOVERNMENT BOND FUNDS AVERAGE
                 FOR PERIODS ENDED SEPTEMBER 30, 1996
                 ---------------------------------------------------------------

                                                            Annualized
                                                      -----------------------
                                            1 Year     5 Years     10 Years
                                          ----------  ----------  -----------
ACTIVELY MANAGED BOND FUND(1)                  4.09%       7.21%        7.60%
Lipper U.S. Government Bond Funds
Avg.(2)                                        3.24        6.34         7.04

                 1. All performance results shown are net of management fees and all related investment expenses.

                 2. Lipper Analytical Services is an independent reporting service that measures the performance of most U.S. mutual funds. The performance results reflect an unmanaged index and are net of all expenses other than sales charges and redemption fees.

                 ---------------------------------------------------------------

                 INTERMEDIATE-TERM BOND FUND

                 The Intermediate-Term Bond Fund invests in high-quality, fixed-income securities that mature within ten years or have expected average lives of ten years or less. It is managed by Retirement System Investors Inc.

                 MARKET ENVIRONMENT

                 The less favorable environment for fixed-income investors (as discussed under the Actively Managed Bond Fund) also affected the Intermediate-Term Bond Fund, but to a smaller degree than the Actively Managed Bond Fund, because of the Intermediate
                 Fund's lower duration and
                 volatility. The duration of the
                 Fund held at around three years
                 during fiscal 1996, similar to
                 the modified duration of three
                 years for the Lehman Brothers
                 Government Intermediate Bond
                 Index, a representative market
                 proxy for the Fund.

                     The Intermediate-Term Bond
                 Fund maintained an emphasis on
                 high-quality, fixed-income
                 investments during the one-year
                 period covered by this report.
                 At the end of the year, 91% of
                 the holdings were in "AAA"
                 securities, including 32% in
                 U.S. Treasuries, 39% in agency
                 mortgage pass thrus and short
                 collateralized mortgage
                 obligation PACs and 20% in
                 Federal agency notes and bonds.
                 The remaining 9% was invested in
                 corporates. (The quality of
                 holdings is restricted to "A" or
                 better, and at least 65% of
                 holdings must be U.S. Government
                 or agency issues.)
                 EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                  MEASURING RISK AND RETURN
                INTERMEDIATE-TERM BOND FUND VS
                 LEHMAN BROTHERS GOVERNMENT-
                   INTERMEDIATE BOND INDEX
               FOR 10-YEAR PERIOD ENDED 9/30/96
                                                                 INTERMEDIATE-TERM    LEHMAN BROS.
Return                                                                        7.44%            7.73%
Risk                                                                          3.91%            4.04%
THIS CHART COMPARES THE HISTORICAL AVERAGE ANNUAL
TOTAL RETURN AND THE RISK (AS MEASURED BY THE STAN-
DARD DEVIATION) OF THE INTERMEDIATE-TERM BOND
FUND AND THE LEHMAN BROS. GOVERNMENT-INTER-
MEDIATE BOND INDEX FOR THE TEN-YEAR PERIOD ENDED
9/30/96. LEHMAN BROS. IS A REPRESENTATIVE MARKET
INDEX FOR THIS FUND. SEE THE CORE EQUITY FUND CHART
(P. 4) FOR A DEFINITION OF STANDARD DEVIATION.

                 EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                             INTERMEDIATE-TERM             LEHMAN BROTHERS GOVERNMENT-
                                               BOND FUND VS                  INTERMEDIATE BOND INDEX
86                                                           $10,000.00                        $10,000.00
87                                                            10,249.83                         10,151.21
88                                                            11,311.59                         11,229.96
89                                                            12,303.96                         12,310.24
90                                                            13,359.24                         13,365.05
91                                                            15,191.76                         15,181.34
92                                                            16,926.37                         17,072.87
93                                                            18,150.38                         18,378.56
94                                                            17,765.69                         18,102.77
95                                                            19,584.23                         20,022.29
96                                                            20,493.49                         21,043.85
Intermediate-Term Bond: $20,493
Lehman Brothers Index: $21,044
GROWTH OF $10,000
                                            INTERMEDIATE-TERM BOND FUND        LB GOV'T-INTER. BOND INDEX
1 year                                                          $10,464                           $10,510
5 year                                                           13,490                            13,862
10 year                                                          20,493                            21,044
CUMULATIVE RETURNS
1 year                                                            4.64%                             5.10%
5 year                                                           34.90%                            38.62%
10 year                                                         104.93%                           110.44%
AVERAGE ANNUAL RETURNS
1 year                                                            4.64%                             5.10%
5 year                                                            6.17%                             6.75%
10 year                                                           7.44%                             7.73%

                 PERFORMANCE RESULTS

                 The Intermediate-Term Bond Fund
                 posted a return of 4.64% for the
                 one-year period
                 ended September 30, 1996, versus the 5.10% return for the Lehman Brothers Government-Intermediate Bond Index, a representative market index. For the ten-year period ended September 30, 1996, the Intermediate-Term Bond Fund achieved an annual return of 7.44%, while the market index returned 7.73% per year. Both the Fund and the market index had similar risk profiles, as measured by standard deviation, during this period (see chart on page 14).

                     For the one-year period ended September 30, 1996, the Fund had a return of 4.64% versus 4.41% for the Lipper Short-Intermediate (one to five years maturity) U.S. Government Funds Average, the Fund's performance benchmark. For the recent five- and ten-year periods, the Fund's annualized return of 6.17% and 7.44%, respectively, outperformed the Lipper benchmark for both periods by 34 and 32 basis points, respectively. Past performance is not a guarantee of future results.

                 INTERMEDIATE-TERM BOND FUND VS LIPPER U.S. GOVERNMENT FUNDS AVERAGE
                 FOR PERIODS ENDED SEPTEMBER 30, 1996
                 ---------------------------------------------------------------

                                                        Annualized
                                                  -----------------------
                                        1 Year     5 Years     10 Years
                                      ----------  ----------  -----------
INTERMEDIATE-TERM BOND FUND(1)             4.64%       6.17%        7.44%
Lipper Intermediate (5 to 10 years
  maturity) U.S. Gov't. Funds
  Avg.(2)                                  4.41        5.83         7.12

                 1. All performance results shown are net of management fees and all related investment expenses.

                 2. Lipper Analytical Services is an independent reporting service that measures the performance of most U.S. mutual funds. The performance results reflect an unmanaged index and are net of all expenses other than sales charges and redemption fees.

                 ---------------------------------------------------------------

                 SHORT-TERM INVESTMENT FUND

                 The Short-Term Investment Fund, managed by Retirement System Investors Inc., invests in high-quality, cash equivalent-type securities maturing in one year or less, and U.S. Government instruments with maturities of up to two years. The portfolio's maximum average maturity is one year.

                 MARKET ENVIRONMENT

                 Short-term interest rates fell in the last quarter of 1995 and early 1996, as the Federal Reserve cut the Fed Funds' rate in several steps to 5.25%. Since January, the Fed Funds' rate has held at 5.25% and short rates have been relatively stable at around that level. Consequently, the 90-day Treasury bill fell from 5.41% at September 30, 1995 to 5.06% in January, 1996, and rose slightly to 5.16% at September 30, 1996.

                     During the 12-months ended September 30, 1996, the
                 Short-Term Investment Fund's average maturity peaked at 112 days in April, 1996 (up from 78 days at September 30, 1995) and declined thereafter to 67 days at fiscal year end. The Fund's maturity benchmark, the Donoghue All-Taxable Money Fund Average, began the fiscal year at 54 days and ended the fiscal year at 51 days.

                     Short intersector yield spreads (e.g., one-month commercial paper versus two-year Treasury note) widened from 10 basis points on September 30, 1995 to 80 basis points in September 30, 1996. Most other intersector spreads also widened as the yield curve steepened. Investment changes during the fiscal year included increasing the average maturity through purchases of discount Federal Agencies in the three-, six- and 12-month maturity horizon to improve yield. U.S. Treasuries and commercial paper holdings were reduced. The high quality of the Fund was maintained, with 92% of holdings rated "AA" or better at year end.
                 EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                     MEASURING RISK AND RETURN
                   SHORT-TERM INVESTMENT FUND VS
                    90-DAY U.S. TREASURY BILLS
                 FOR 10-YEAR PERIOD ENDED 9/30/96
                                                                      SHORT-TERM INVESTMENT    90-DAY T-BILLS
Return                                                                                  5.54%            5.61%
Risk                                                                                    0.99%            0.81%
THIS CHART COMPARES THE HISTORICAL AVERAGE ANNUAL
TOTAL RETURN AND THE RISK (AS MEASURED BY THE STAN-
DARD DEVIATION) OF THE SHORT-TERM INVESTMENT
FUND AND THE 90-DAY U.S. TREASURY BILLS FOR THE
TEN-YEAR PERIOD ENDED 9/30/96. T-BILLS ARE A
REPRESENTATIVE MARKET INDEX FOR THIS FUND. SEE THE CORE
EQUITY FUND CHART (P. 4) FOR A DEFINITION OF STAN-
DARD DEVIATION.

                 EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                        SHORT-TERM                    90-DAY
                                    INVESTMENT FUND VS            TREASURY BILLS
86                                               $10,000.00                 $10,000.00
87                                                10,588.24                  10,577.07
88                                                11,336.13                  11,257.81
89                                                12,344.54                  12,198.85
90                                                13,373.80                  13,161.56
91                                                14,229.25                  13,985.82
92                                                14,762.85                  14,536.27
93                                                15,101.64                  14,983.62
94                                                15,550.54                  15,554.93
95                                                16,355.17                  16,426.63
96                                                17,142.86                  17,265.19
Short-Term: $17,143
90-Day T-Bills: $17,265
GROWTH OF $10,000
                                      SHORT-TERM INVESTMENT      90-DAY TREASURY BILLS
1 year                                              $10,482                    $10,510
5 year                                               12,048                     12,345
10 year                                              17,143                     17,265
CUMULATIVE RETURNS
1 year                                                4.82%                      5.10%
5 year                                               20.48%                     23.45%
10 year                                              71.43%                     72.65%
AVERAGE ANNUAL RETURNS
1 year                                                4.82%                      5.10%
5 year                                                3.80%                      4.30%
10 year                                               5.54%                      5.61%

                 PERFORMANCE RESULTS

                 For the one-year period ended
                 September 30, 1996, the
                 Short-Term Investment Fund
                 returned 4.82% versus the 5.05% for the Donoghue All-Taxable Money Funds Average, an unmanaged index of money funds that reflects performance after fees and expenses are taken out. The 90-Day U.S. Treasury Bill (an unmanaged index which provides a representative proxy for the short-term fixed-income securities market) returned 5.10% for this period.

                     The Fund's 5.54% annualized return for the ten-year period ended September 30, 1996 was in line with the 5.58% per year return of the Donoghue benchmark and the 5.61% annualized return of 90-Day Treasury Bills for the same period. Both the Fund and the 90-Day Treasury Bills had extremely low risk profiles, as measured by standard deviation, during this period (see chart on page 16). Past performance is not a guarantee of future results.

                 SHORT-TERM INVESTMENT FUND VS DONOGHUE ALL TAXABLE MONEY FUNDS AVERAGE
                 FOR PERIODS ENDED SEPTEMBER 30, 1996
                 ---------------------------------------------------------------

                                                           Annualized
                                                     -----------------------
                                           1 Year     5 Years     10 Years
                                         ----------  ----------  -----------
SHORT-TERM INVESTMENT FUND(1)                 4.82%       3.80%        5.54%
Donoghue All Taxable Money Funds
Avg.(2)                                       5.05        4.05         5.58

                 1. All performance results shown are net of management fees and all related expenses.

                 2. Reported by the Donoghue Money Fund Reporting Service. The performance results reflect an unmanaged index, and are net, since expenses are applicable.

                 ---------------------------------------------------------------

                 DEDICATED BOND FUND

                 The Dedicated Bond Fund currently has no unitholders. However, since the Fund remains open to investors, we are required to provide investment information about the Fund.

                     The Fund may be used by employers to cover future
                 retirement benefits for a defined group of retirees by matching plan assets to liabilities. The Fund seeks to achieve a target rate of return for each employer's portfolio (i.e., the life of the retiree liability) that is competitive with the long-term, high-quality bond yields at the time the employer allocates assets to the Fund. It provides a predictable cash flow which, for this Fund, is more important than attempting to maximize yield in the selection of fixed-income securities.

                     The following shows the historical performance of the Fund through April 1992 (when the last investor withdrew from the Fund), as compared to the Lehman Brothers Government/Corporate Bond Index.

                 EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                            DEDICATED              LEHMAN BROTHERS GOVERNMENT/
                                           BOND FUND VS               CORPORATE BOND INDEX
6/85                                                 $10,000.00                       $10,000.00
9/85                                                   9,990.00                        10,200.00
86                                                    12,199.79                        12,310.11
87                                                    12,249.81                        12,263.59
88                                                    14,019.90                        13,831.47
89                                                    15,539.66                        15,396.31
90                                                    16,489.14                        16,436.02
91                                                    19,119.15                        19,042.22
4/92                                                  19,989.07                        19,876.74
Dedicated Bond Fund: $19,989
Lehman Brothers Index: $19,887
GROWTH OF $10,000*
                                          SHORT-TERM INVESTMENT            90-DAY TREASURY BILLS
1 year                                                  $11,080                          $11,078
5 year                                                   15,840                           15,860
Inception**                                              19,989                           19,877
CUMULATIVE RETURNS*
1 year                                                   10.80%                           10.78%
5 year                                                   58.40%                           58.60%
Inception**                                              99.90%                           98.77%
AVERAGE ANNUAL RETURNS*
1 year                                                   10.80%                           10.78%
5 year                                                    9.64%                            9.66%
Inception**                                              10.67%                           10.58%
* All periods ended 4/30/92
** Inception 7/1/85

                                                   COMBINED FINANCIAL STATEMENTS
             RSI RETIREMENT TRUST
                 Combined Statement of Assets and Liabilities      September 30,
                 1996
                 ---------------------------------------------------------------

ASSETS:
  Investments in securities at value (Cost
  $491,268,515)--Note 2(A)                                                 $648,801,967
  Cash                                                                        1,056,947
  Receivable for investments sold                                             1,934,829
  Receivable for units sold                                                   1,206,172
  Dividends and interest receivable                                           3,514,532
  Other assets                                                                  140,457
                                                                           ------------
                                                                            656,654,904
LIABILITIES:
  Options written (premiums received $72,005)                 $    24,063
  Payable for investments purchased                             2,836,543
  Payable for units redeemed                                      880,380
  Payable to investment managers                                  264,222
  Accrued expenses                                                598,224     4,603,432
                                                              -----------  ------------
NET ASSETS--Note 5                                                         $652,051,472
                                                                           ------------
                                                                           ------------

                 Combined Statement of Operations  Year Ended September 30, 1996
                 ---------------------------------------------------------------

INVESTMENT INCOME:
  Income:
    Interest                                                  $18,576,202
    Dividends (Net of foreign taxes of $37,905)                 5,902,319
                                                              -----------
       Total Income                                                        $ 24,478,521
  Expenses:
    Investment managers's fees--Note 3(A)                       3,374,426
    Shareholder servicing fees and expenses--Note 3(B)          2,694,465
    Custodian fees and expenses                                   321,134
    Legal and auditing fees                                       146,602
    Consultant fees                                                69,265
    Trustees' fees and expenses--Note 3(C)                        162,008
    Other                                                         303,556
                                                              -----------
       Total Expenses                                           7,071,456
       Less fees paid indirectly--Note 4                          (68,376)
       Less expense reimbursement--Note 3                        (105,450)
                                                              -----------
       Net Expenses                                                           6,897,630
                                                                           ------------
INVESTMENT INCOME--NET                                                       17,580,891
REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND FOREIGN
  CURRENCIES--Note 4:
  Net realized gain on:
    Investments                                                33,381,963
    Foreign Currency Transactions                                 649,097
                                                              -----------
                                                               34,031,060
                                                              -----------
  Unrealized appreciation (depreciation) on investments
    Investments                                                33,030,263
    Foreign currency translations of other assets and
    liabilities                                                  (191,808)
                                                              -----------
                                                               32,838,455
                                                              -----------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND FOREIGN
  CURRENCIES                                                                 66,869,515
                                                                           ------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                       $ 84,450,406
                                                                           ------------
                                                                           ------------

                   See Notes to Financial Statements

                 Combined Statement of Changes in Net Assets
                 ---------------------------------------------------------------

                                                                    YEAR ENDED     YEAR ENDED
                                                                      9/30/96        9/30/95
                                                                   -------------  -------------
OPERATIONS
  Investment income--net                                           $  17,580,891  $  18,238,984
  Net realized gain on investments                                    34,031,060     19,805,975
  Unrealized appreciation (depreciation) on investments               32,838,455     66,426,982
                                                                   -------------  -------------
  Net increase in net assets resulting from operations                84,450,406    104,471,941
                                                                   -------------  -------------

CAPITAL TRANSACTIONS--Note 5
  Value of units sold                                                 91,183,749     91,722,398
  Value of units redeemed                                           (121,085,914)  (108,767,059)
                                                                   -------------  -------------
  Net (decrease) in net assets resulting from capital
  transactions                                                       (29,902,165)   (17,044,661)
                                                                   -------------  -------------
  Net increase                                                        54,548,241     87,427,280
NET ASSETS at beginning of year                                      597,503,231    510,075,951
                                                                   -------------  -------------
NET ASSETS at end of year                                          $ 652,051,472  $ 597,503,231
                                                                   -------------  -------------
                                                                   -------------  -------------

                   See Notes to Financial Statements

FINANCIAL STATEMENTS OF INVESTMENT FUNDS
            CORE EQUITY FUND
                Statement of Investments                      September 30, 1996
                --------------------------------------------------------------

SHARES                                           VALUE
----------                                    ------------
COMMON STOCKS                 95.3%
          AEROSPACE AND DEFENSE        5.1%
   124,300 Lockheed Martin Corp.              $ 11,202,538
                                              ------------
          AUTOMOBILES                  0.8%
    62,562 Chrysler Corporation                  1,790,837
                                              ------------
          BANKING                      3.6%
    21,400 Bankamerica Corp.                     1,757,475
    30,488 Chase Manhattan Corp.                 2,442,850
    38,900 Citicorp                              3,525,313
                                              ------------
                                                 7,725,638
                                              ------------
          FINANCIAL SERVICES           2.0%
    49,500 Morgan (J.P.) & Company
            Inc.                                 4,399,313
                                              ------------
          BUILDING PRODUCTS            2.8%
    90,500 Armstrong World
            Industries Inc.                      5,644,937
    22,000 Martin Marietta Material                470,250
                                              ------------
                                                 6,115,187
                                              ------------
          CHEMICALS                    1.7%
    41,500 E.I. Du Pont De Nemours &
            Company                              3,662,375
                                              ------------
          COMMERCIAL SERVICES          0.1%
     2,900 Robert Half International               106,938
                                              ------------
          DRUG AND HEALTH CARE        15.1%
   333,400 Johnson & Johnson                    17,086,750
   174,700 Merck & Company Inc.                 12,294,512
    42,400 Pfizer Inc.                           3,354,900
                                              ------------
                                                32,736,162
                                              ------------
          ELECTRONICS AND
            ELECTRICAL                15.1%
    25,400 Cisco Systems Inc.*                   1,574,800
    41,600 Electronic Data Systems
            Corp.                                2,553,200
    57,900 Emerson Electric Company              5,218,237
   105,200 General Electric Company              9,573,200
    84,800 Hewlett Packard Corp.                 4,134,000
    88,200 Intel Corp.                           8,412,075
    28,700 Motorola Inc.                         1,481,638
                                              ------------
                                                32,947,150
                                              ------------
          ENERGY                       9.5%
    40,400 Amoco Corp.                           2,848,200
   138,000 Dresser Industries Inc.               4,105,500
     2,500 Exxon Corp.                             208,125
    46,000 Royal Dutch Petroleum
            Company                              7,181,750
    68,100 Texaco Inc.                           6,265,200
                                              ------------
                                                20,608,775
                                              ------------

See Notes to Financial Statements      21

       Statement of Investments                               September 30, 1996
       -----------------------------------------------------

SHARES                                           VALUE
----------                                    ------------
          ENGINEERING AND
            CONSTRUCTION               3.7%
   131,400 Fluor Corp.                        $  8,081,100
                                              ------------
          FINANCIAL SERVICES           5.3%
   310,200 Federal National Mortgage
            Association                         10,818,225
    21,000 Sunamerica, Inc.                        724,500
                                              ------------
                                                11,542,725
                                              ------------
          FOOD AND SERVICES            0.1%
     4,800 Dole Food Company                       201,600
                                              ------------
          HOUSEHOLD PRODUCTS           2.4%
     1,000 Black & Decker Corp.                     41,500
    53,100 Procter & Gamble Company              5,177,249
                                              ------------
                                                 5,218,749
                                              ------------
          INSURANCE                    1.8%
    64,400 Allstate Corp.                        3,171,700
    12,900 Travelers Group, Inc.                   633,713
                                              ------------
                                                 3,805,413
                                              ------------
          MACHINERY AND ENGINEERING    1.8%
     8,200 Cincinnati Milacron Inc.                154,775
    12,900 Deere & Company                         541,799
    66,600 Ingersoll-Rand Company                3,163,500
                                              ------------
                                                 3,860,074
                                              ------------
          METALS AND MINING            1.2%
    23,000 Phelps Dodge Corp.                    1,474,875
    14,100 Potash Corp. of
            Saskatchewan                         1,031,063
                                              ------------
                                                 2,505,938
                                              ------------
          OFFICE AND BUSINESS
            EQUIPMENT                  2.8%
     9,200 International Business
            Machines Corp.                       1,145,400
    91,700 Xerox Corp.                           4,917,413
                                              ------------
                                                 6,062,813
                                              ------------
          OTHER                        3.5%
    76,500 Allied Signal Inc.                    5,039,438
    29,700 Philip Morris Companies
            Inc.                                 2,665,575
                                              ------------
                                                 7,705,013
                                              ------------
          SOFTWARE PRODUCTS            7.7%
     2,800 3Com Corp.*                             167,999
    18,050 Computer Associates
            International, Inc.                  1,078,488

SHARES                                           VALUE
----------                                    ------------
   120,000 Informix Corp.*                    $  3,345,000
    22,300 Microsoft Corp.*                      2,938,025
   214,200 Oracle Systems Corp.*                 9,103,500
       700 Parametric Technology
            Corp.*                                  34,563
     3,600 Structural Dynamics
            Research*                               85,950
     1,800 Sun Microsystems Inc.                   111,600
       200 U.S. Robotics Corp.                      12,925
                                              ------------
                                                16,878,050
                                              ------------
          TELECOMMUNICATIONS           9.2%
       200 ADC Telecommunications*                  12,750
   154,100 American Telephone &
            Telegraph Corp.                      5,817,275
   114,300 DSC Communications Corp.*             2,871,788
   193,700 GTE Corp.                             7,457,450
    51,741 Lucent Technologies Inc.              2,373,634
    21,000 Tellabs Inc.*                         1,480,500
                                              ------------
                                                20,013,397
                                              ------------
Total Common Stocks (Cost $90,523,514)         207,169,785
                                              ------------
PRINCIPAL
AMOUNT
----------
SHORT-TERM INVESTMENTS
          REPURCHASE AGREEMENT         4.3%
$9,411,146 Bear Stearns & Co. Inc.
          Dated 9/30/96 5.60% due
          10/01/1996.
          Collateralized by
          29,370,000 United States
          Treasury Strips due
          08/15/2012 (Value
          $9,600,465.60)                         9,411,146
                                              ------------
Total Investments (Cost
$99,934,660)                          99.6%    216,580,931
                                              ------------

# OF
CONTRACTS
----------
              STOCK OPTIONS WRITTEN
       150 American Telephone &
            Telegraph Corp.                           (938)
        50 Federal National Mortgage
            Association                             (8,125)
        60 Johnson & Johnson                       (10,500)
       120 Johnson & Johnson                        (4,500)
                                              ------------
Total (Premiums Received $72,005)                  (24,063)
                                              ------------
Other Assets, Less Liabilities         0.4%        799,464
                                     ------   ------------
Net Assets                           100.0%   $217,356,332
                                     ------   ------------
                                     ------   ------------

*Denotes non-income producing security.

See Notes to Financial Statements      22

                 Statement of Assets and Liabilities          September 30, 1996
                 ---------------------------------------------------------------

ASSETS:
  Investments in securities at value (Cost
  $99,934,660)--Note 2(A)                                                 $216,580,931
  Receivable for units sold                                                    456,158
  Dividends and interest receivable                                            561,709
  Other assets                                                                  33,768
                                                                          ------------
                                                                           217,632,566
LIABILITIES:
  Options written (premiums received $72,005)                 $   24,063
  Payable for investments purchased                                9,600
  Payable for units redeemed                                      59,541
  Payable to investment managers                                  89,925
  Accrued expenses                                                93,105       276,234
                                                              ----------  ------------
NET ASSETS at value, applicable to 3,842,487 outstanding
  units of beneficial interest--Note 5                                    $217,356,332
                                                                          ------------
                                                                          ------------
NET ASSET VALUE offering and redemption price per unit
  ($217,356,332 divided by 3,842,487 units)                               $      56.57
                                                                          ------------
                                                                          ------------

                 Statement of Operations           Year Ended September 30, 1996
                 ---------------------------------------------------------------

INVESTMENT INCOME:
  Income:
    Dividends                                                 $3,963,983
    Interest                                                     768,229
                                                              ----------
       Total Income                                                       $  4,732,212
  Expenses:
    Investment manager's fees--Note 3(A)                       1,064,643
    Shareholder servicing fees and expenses--Note 3(B)           658,012
    Custodian fees and expenses                                   38,957
    Legal and auditing fees                                       22,053
    Consultant fees                                               10,389
    Trustees' fees and expenses--Note 3(C)                        20,275
    Other                                                         63,481
                                                              ----------
       Total Expenses                                                        1,877,810
                                                                          ------------
INVESTMENT INCOME--NET                                                       2,854,402
REALIZED AND UNREALIZED GAIN ON INVESTMENTS--Note 4:
  Net realized gain on investments                             9,678,626
  Unrealized appreciation on investments                      26,737,020
                                                              ----------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS                             36,415,646
                                                                          ------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                      $ 39,270,048
                                                                          ------------
                                                                          ------------

                        See Notes to Financial Statements

                 Statement of Changes in Net Assets
                 ---------------------------------------------------------------

                                                                      YEAR ENDED    YEAR ENDED
                                                                       9/30/96       9/30/95
                                                                     ------------  ------------
OPERATIONS:
  Investment income--net                                             $  2,854,402  $  2,964,601
  Net realized gain on investments                                      9,678,626     2,812,350
  Unrealized appreciation on investments                               26,737,020    39,148,975
                                                                     ------------  ------------
  Net increase in net assets resulting from operations                 39,270,048    44,925,926
                                                                     ------------  ------------

CAPITAL TRANSACTIONS--Note 5:
  Value of units sold                                                  17,141,226    28,004,631
  Value of units redeemed                                             (28,996,541)  (24,532,607)
                                                                     ------------  ------------
  Net increase (decrease) in net assets resulting from capital
    transactions                                                      (11,855,315)    3,472,024
                                                                     ------------  ------------
  Net increase                                                         27,414,733    48,397,950
NET ASSETS at beginning of year                                       189,941,599   141,543,649
                                                                     ------------  ------------
NET ASSETS at end of year                                            $217,356,332  $189,941,599
                                                                     ------------  ------------
                                                                     ------------  ------------

                        See Notes to Financial Statements

VALUE EQUITY FUND
Statement of Investments                                      September 30, 1996
----------------------------------------------

  SHARES                                         VALUE
----------                                    -----------
COMMON STOCKS                 93.9%
          AEROSPACE AND DEFENSE        2.7%
    15,700 Lockheed Martin Corp.              $ 1,414,962
                                              -----------
          AUTOMOBILES                  2.3%
    31,862 Chrysler Corporation                   912,050
     9,300 Ford Motor Company                     290,625
                                              -----------
                                                1,202,675
                                              -----------
          BANKING                     10.6%
     5,300 Bankamerica Corp.                      435,263
    23,900 Chase Manhattan Corp.                1,914,988
    18,800 Citicorp                             1,703,750
    11,500 Keycorp                                506,000
    16,600 Mellon Bank Corp.                      983,550
                                              -----------
                                                5,543,551
                                              -----------
          CHEMICALS                    2.2%
    13,200 E.I. Du Pont De Nemours &
            Company                             1,164,900
                                              -----------
          DRUG AND HEALTH CARE        10.1%
    18,000 American Home Products
            Corp.                               1,147,500
    18,900 Bristol-Myers Squibb
            Company                             1,821,488
    18,900 Living Centers*                        472,500
    10,500 Merck & Company Inc.                   738,938
    11,700 Mylan Laboratories                     200,363
    33,300 Ornda Healthcorp*                      911,588
                                              -----------
                                                5,292,377
                                              -----------
          ELECTRONICS AND
            ELECTRICAL                 5.6%
    13,900 General Electric Company             1,264,900
     9,300 Hewlett Packard Corp.                  453,375
     7,000 Intel Corp.                            667,625
    26,300 Kemet Corp.*                           529,288
                                              -----------
                                                2,915,188
                                              -----------
          ENERGY                       5.6%
     5,800 Amoco Corp.                            408,900
     2,900 Atlantic Richfield
            Company                               369,750
     2,100 British Petroleum                      262,500
    14,000 Exxon Corp.                          1,165,500
     7,900 Texaco Inc.                            726,800
                                              -----------
                                                2,933,450
                                              -----------
          FINANCIAL SERVICES           4.0%
     8,621 Bear Stearns Companies                 200,438
    33,200 Federal National Mortgage
            Association                         1,157,850
    21,600 Sunamerica, Inc.                       745,200
                                              -----------
                                                2,103,488
                                              -----------
          FOOD AND SERVICES            2.5%
    30,500 Dole Food Company                    1,281,000
                                              -----------

  SHARES                                         VALUE
----------                                    -----------
          FOREST PRODUCTS AND PAPER    1.7%
    15,200 Mead Corp.                         $   891,100
                                              -----------
          INSURANCE                    5.3%
    31,900 Allstate Corp.                       1,571,075
    23,950 Travelers Group, Inc                 1,176,544
                                              -----------
                                                2,747,619
                                              -----------
          MACHINERY AND ENGINEERING    4.8%
    24,200 Deere & Company                      1,016,400
    22,600 Gatx Corp.                           1,056,550
     8,600 Ingersoll-Rand Company                 408,500
                                              -----------
                                                2,481,450
                                              -----------
          MATERIALS AND SERVICES       2.2%
    38,300 PHH Corp.                            1,139,425
                                              -----------
          MERCHANDISING                3.1%
    12,200 Melville Corp.                         538,325
    20,200 Sears Roebuck & Company                903,950
     7,000 Wal-Mart Stores,Inc.                   184,624
                                              -----------
                                                1,626,899
                                              -----------
          METALS AND MINING            2.1%
     7,000 Phelps Dodge Corp.                     448,874
     8,800 Potash Corp. of
            Saskatchewan                          643,500
                                              -----------
                                                1,092,374
                                              -----------
          OFFICE AND BUSINESS
            EQUIPMENT                  3.3%
     6,600 International Business
            Machines Corp.                        821,700
    17,000 Xerox Corp.                            911,624
                                              -----------
                                                1,733,324
                                              -----------
          OTHER                        9.7%
    20,700 Allied Signal Inc.                   1,363,612
     6,200 Aluminum Company Of
            America                               365,800
    15,600 Philip Morris Companies
            Inc.                                1,400,100
    16,000 United Technologies Corp.            1,922,000
                                              -----------
                                                5,051,512
                                              -----------
          TELECOMMUNICATIONS           6.6%
     8,000 American Telephone &
            Telegraph Corp.                       302,000
    20,000 DSC Communications Corp.*              502,500
    18,400 GTE Corp.                              708,400
     2,592 Lucent Technologies Inc.               118,907
    27,600 MCI Communications                     703,800
    10,700 Nynex Corp.                            465,450
    21,000 U S West Inc.                          624,750
                                              -----------
                                                3,425,807
                                              -----------

See Notes to Financial Statements      25

Statement of Investments                                      September 30, 1996
----------------------------------------------

  SHARES                                         VALUE
----------                                    -----------
          UTILITIES                    9.5%
    30,100 Cinergy Corp.                      $   929,338
     9,200 DTE Energy Company                     257,600
    23,600 Nicor Inc.                             796,500
    23,500 Peoples Energy Corp.                   799,000
    35,300 Texas Utilities Company              1,398,762
    42,300 Washington Water Power
            Company                               798,413
                                              -----------
                                                4,979,613
                                              -----------
Total Common Stocks (Cost $39,584,443)        $49,020,714
                                              -----------
PRINCIPAL
AMOUNT                                           VALUE
----------                                    -----------
SHORT-TERM INVESTMENTS
          REPURCHASE AGREEMENT         6.4%
$3,356,629 Bear Stearns & Co. Dated
          9/30/1996 5.60% due
          10/01/1996.
          Collateralized by
          3,795,000 United States
          Treasury Securities due
          11/15/2005 (Value
          $2,056,435) and 3,600,000
          United States Treasury
          Strips due 8/15/2010
          (Value $1,369,116)                  $ 3,356,629
                                              -----------
Total Investments (Cost
$42,941,072)                         100.3%   $52,377,343
Liabilities, net of other assets      -0.3%      (146,395)
                                     ------   -----------
Net Assets                           100.0%   $52,230,948
                                     ------   -----------
                                     ------   -----------

*Denotes non-income producing security.

See Notes to Financial Statements      26

                 Statement of Assets and Liabilities          September 30, 1996
                 ---------------------------------------------------------------

ASSETS:
  Investments in securities at value (Cost
  $42,941,072)--Note 2(A)                                                 $ 52,377,343
  Receivable for investments sold                                              534,644
  Receivable for units sold                                                    134,887
  Dividends and interest receivable                                            127,271
  Other assets                                                                  15,800
                                                                          ------------
                                                                            53,189,945
LIABILITIES:
  Payable for investments purchased                           $  855,612
  Payable for units redeemed                                      27,364
  Payable to investment manager                                   18,321
  Accrued expenses                                                57,700       958,997
                                                              ----------  ------------
NET ASSETS at value, applicable to 1,316,681 outstanding
  units of beneficial interest--Note 5                                    $ 52,230,948
                                                                          ------------
                                                                          ------------
NET ASSET VALUE offering and redemption price per unit
  ($52,230,948 divided by 1,316,681 units)                                $      39.67
                                                                          ------------
                                                                          ------------

                 Statement of Operations           Year Ended September 30, 1996
                 ---------------------------------------------------------------

INVESTMENT INCOME:
  Income:
    Dividends                                                 $1,325,666
    Interest                                                     220,223
                                                              ----------
       Total Income                                                       $  1,545,889
  Expenses:
    Investment manager's fees--Note 3(A)                         215,788
    Shareholder servicing fees and expenses--Note 3(B)           267,638
    Custodian fees and expenses                                   24,937
    Legal and auditing fees                                       21,232
    Consultant fees                                               10,389
    Trustees' fees and expenses--Note 3(C)                        20,271
  Insurance premiums                                               8,694
    Other                                                         25,535
                                                              ----------
       Total expenses                                            594,484
       Less fees paid indirectly--Note 4                         (11,620)
                                                              ----------
       Net Expenses                                                            582,864
                                                                          ------------
INVESTMENT INCOME--NET                                                         963,025
REALIZED AND UNREALIZED GAIN ON INVESTMENTS--Note 4:
  Net realized gain on investments                             4,551,286
  Unrealized appreciation on investments                       3,977,314
                                                              ----------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS                              8,528,600
                                                                          ------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                      $  9,491,625
                                                                          ------------
                                                                          ------------

                        See Notes to Financial Statements

                 Statement of Changes in Net Assets
                 ---------------------------------------------------------------

                                                                       YEAR ENDED   YEAR ENDED
                                                                         9/30/96      9/30/95
                                                                       -----------  -----------
OPERATIONS:
  Investment income--net                                               $   963,025  $ 1,235,982
  Net realized gain on investments                                       4,551,286    1,438,305
  Unrealized appreciation on investments                                 3,977,314    4,775,796
                                                                       -----------  -----------
  Net increase in net assets resulting from operations                   9,491,625    7,450,083
                                                                       -----------  -----------
CAPITAL TRANSACTIONS--Note 5:
  Value of units sold                                                    6,089,364    7,261,555
  Value of units redeemed                                               (7,173,870)  (6,491,239)
                                                                       -----------  -----------
  Net increase (decrease) in net assets resulting from capital
    transactions                                                        (1,084,506)     770,316
                                                                       -----------  -----------
  Net increase                                                           8,407,119    8,220,399
NET ASSETS at beginning of year                                         43,823,829   35,603,430
                                                                       -----------  -----------
NET ASSETS at end of year                                              $52,230,948  $43,823,829
                                                                       -----------  -----------
                                                                       -----------  -----------

                        See Notes to Financial Statements

EMERGING GROWTH EQUITY FUND
Statement of Investments                                      September 30, 1996
----------------------------------------------

  SHARES                                         VALUE
----------                                    -----------
COMMON STOCKS                 97.4%
          APPAREL AND TEXTILE          4.7%
    40,000 Genesco Inc.*                      $   375,000
    75,000 Stride Rite Corp.*                     675,000
    19,260 St. John Knits Inc.                    965,408
    30,000 Sports Authority*                      798,750
     6,060 Tommy Hilfiger*                        359,055
    62,500 Vans, Inc.*                          1,195,312
                                              -----------
                                                4,368,525
                                              -----------
          AUTOMOTIVE PRODUCTS          0.8%
     5,625 Custom Chrome*                         101,250
    25,000 Tower Automotive*                      631,250
                                              -----------
                                                  732,500
                                              -----------
          BROADCASTING AND
            PUBLISHING                 2.2%
     4,800 American Radio Systems
            Corp.*                                176,400
     2,800 Chancellor Broadcasting
            Corp Class A*                         116,200
       200 Cox Radio Inc.*                          4,400
    14,500 Granite Broadcasting
            Corp.*                                206,625
     8,000 Heftel Broadcasting
            Corp--A*                              345,000
    34,400 National Media Corp.*                  511,700
     6,910 SFX Broadcasting Inc.*                 312,678
     3,500 Sinclair Broadcast Group
            Inc.*                                 139,562
     7,925 Young Broadcasting Corp.
            Cl. A*                                259,544
                                              -----------
                                                2,072,109
                                              -----------
          BUILDING AND CONSTRUCTION    1.5%
    11,900 Apogee Enterprises Inc.                413,525
    42,000 Dal-Tile International*                687,750
    25,000 Dycom Industries, Inc.*                318,750
                                              -----------
                                                1,420,025
                                              -----------
          BUSINESS AND PUBLIC
            SERVICES                   7.3%
    36,300 Americredit Corp.*                     667,013
     9,480 Cambridge Technology
            Partners Inc.*                        284,400
     3,400 Carriage Services Inc.*                 64,600
     2,400 CCC Information Services
            Group*                                 49,800
     6,300 Claremont Technology
            Group*                                218,925
     6,400 Computer Task Group Inc.               199,200
    18,163 Concord Efs Inc.*                      467,697
    15,600 Correctional Services
            Corp.*                                220,350
    15,100 Cotelligent Group Inc.*                226,500
     6,100 Equity Corporation
            International*                        191,388
     5,200 Interim Services Inc.*                 222,300
     6,927 Keane Inc.*                            332,496
     2,800 Labor Ready, Inc.*                      47,950
     4,400 Lamar Advertising Co.*                 179,300
     2,200 Learning Tree
            International, Inc.*                   80,850

  SHARES                                         VALUE
----------                                    -----------
     9,700 Outdoor Systems, Inc.*             $   451,050
    13,800 Precision Response Corp.*              520,950
     3,300 Registry, Inc.*                        122,925
    16,550 Robert Half International
            Inc.*                                 610,280
     8,200 Strayer Education Inc.*                134,275
    10,650 Sykes Enterprises, Inc.*               500,550
     6,100 Universal Outdoor
            Holdings*                             218,075
     4,300 Vincam Group, Inc.*                    164,475
    50,000 Warrantech Corp.*                      484,375
     1,700 Whitman-Hart Inc.*                      80,325
                                              -----------
                                                6,740,049
                                              -----------
          COMMERCIAL SERVICES          2.6%
     6,900 Corestaff Inc.*                        181,125
    40,000 Employee Solutions*                    690,000
     6,700 FYI Incorporated*                      134,000
       300 International Network
            Services*                              10,538
    20,000 Metromail Corp.*                       432,500
     4,300 National Techteam Inc.*                116,638
     5,200 Physician Support
            Systems*                              122,200
    13,850 PMT Services Inc.*                     277,000
    12,200 Wackenhut Corp Class B                 190,625
    12,200 Wackenhut Corrections
            Corp.*                                271,450
                                              -----------
                                                2,426,076
                                              -----------
          CONSUMER GOODS AND
            SERVICES                   7.5%
     9,850 Blyth Industries Inc.*                 477,725
    36,200 French Fragrances Inc.*                253,400
       600 Gargoyles, Inc.*                        12,450
    17,700 Hollywood Entertainment
            Corp.*                                360,638
    11,500 Marks Bros Jewelers Inc.*              310,500
    11,970 Nautica Enterprises Inc.*              386,032
    40,000 Norrell Corp.                        1,260,000
     5,300 North Face Inc.*                       149,063
    11,775 Sola International Inc.*               438,619
     7,400 Pete's Brewing Company*                 52,725
    21,350 Rexall Sundown Inc.*                   779,275
    22,900 Signature Resorts Inc.*                549,600
    11,700 Speedway Motorsports
            Inc.*                                 307,125
    13,890 Stewart Enterprises Inc.               468,788
    10,600 The Finish Line Class A*               500,850
    21,596 Wolverine World Wide                   599,282
                                              -----------
                                                6,906,072
                                              -----------
          DATA PROCESSING              1.8%
     5,300 Alternative Resources
            Corp.*                                148,400
     6,500 Business Objects SA Adr*               125,125
    25,000 CACI International
            Inc--Cl A*                            434,375
    30,000 CHS Electronics, Inc.*                 386,250
    10,100 Data Processing
            Resources, Cp*                        207,050

See Notes to Financial Statements      29

Statement of Investments                                      September 30, 1996
----------------------------------------------

  SHARES                                         VALUE
----------                                    -----------
          DATA PROCESSING--CONTINUED
     5,300 HPR Inc.*                          $    82,150
     4,600 Vantive Corp.*                         293,250
                                              -----------
                                                1,676,600
                                              -----------
          ELECTRONICS AND
            ELECTRICAL                 6.7%
    20,000 Advanced Lighting Techs*               395,000
    30,600 Applied Magnetics*                     543,150
     7,353 Baldor Electric Company                143,384
    20,000 Calpine Corporation*                   320,000
    22,600 Computer Products Inc.*                494,375
     5,932 Credence Systems Corp.*                 91,938
    13,150 C.P. Clare Corp.*                      121,638
    17,510 Del Global Technologies
            Corp.*                                148,835
    25,000 Eltron International
            Inc.*                                 800,000
    25,000 Etec Systems, Inc.*                    850,000
     4,800 Flextronics International
            Ltd.*                                 130,800
     4,955 Harman International
            Industries Inc.                       241,556
    30,000 Jabil Circuit Inc.*                    513,750
    17,000 Reptron Electronics Inc.*              301,750
     8,650 Sanmina Corp.*                         348,162
     6,600 Transwitch Corp.*                       41,250
    56,400 Xicor Inc.*                            655,650
                                              -----------
                                                6,141,238
                                              -----------
          EMPLOYMENT AGENCY            0.4%
     6,375 On Assignment Inc.*                    211,969
     7,700 SOS Staffing Service*                   86,625
     2,100 Staffmark, Inc.*                        28,875
                                              -----------
                                                  327,469
                                              -----------
          ENTERTAINMENT                3.0%
    40,000 Action Performance Co.,
            Inc.*                                 500,000
    30,000 Cannondale Corp.*                      697,500
    15,000 Family Golf Centers,
            Inc.*                                 423,750
     1,000 Penn National Gaming
            Inc.*                                  30,500
     5,100 Anchor Gaming*                         312,375
     8,100 Penske Motorsports Inc*                280,462
     7,950 Regal Cinemas Inc.*                    194,775
    13,600 Sodak Gaming Inc.*                     306,000
                                              -----------
                                                2,745,362
                                              -----------
          FOOD AND SERVICES            1.9%
     5,600 Apple South Inc.                        74,200
     8,400 Landry's Seafood
            Restaurants*                          205,800
    46,900 Mortons Restaurant Group*              820,750
    25,000 Sonic Corp.*                           628,125
                                              -----------
                                                1,728,875
                                              -----------
  SHARES                                         VALUE
----------                                    -----------
          FURNITURE/HOME APPLIANCES    0.3%
    13,800 Cort Business Services
            Corp.*                            $   279,450
                                              -----------
          INSURANCE                    2.1%
     6,200 Compdent Corp.*                        234,050
     5,300 CRA Managed Care Inc*                  283,550
     4,200 First Commonwealth Inc.*                91,350
    27,825 HCC Insurance Holdings
            Inc.                                  803,447
     7,855 Reinsurance Group of
            America Inc.                          344,638
     4,625 Sierra Health Services*                158,984
                                              -----------
                                                1,916,019
                                              -----------
          LODGING/MOTELS               1.2%
    25,500 Prime Hospitality Corp.*               420,750
    10,500 Servico, Inc.*                         170,625
    15,675 Studio Plus Hotels, Inc.*              246,880
    10,800 Suburban Lodges Of
            America*                              226,800
                                              -----------
                                                1,065,055
                                              -----------
          MACHINERY AND ENGINEERING    3.6%
    20,000 Applied Power                          637,500
   118,200 JLG Industries                       2,201,475
     6,200 Miller Industries
            Inc./Tenn*                            244,900
    11,100 Rental Service Corp.*                  238,650
                                              -----------
                                                3,322,525
                                              -----------
          MEDICAL SERVICES AND
            DRUGS                     11.9%
     5,650 Access Health Inc.*                    317,812
    25,000 ADAC Laboratories                      493,750
    23,000 Advanced Technology Labs*              730,250
     5,600 Alternative Living
            Services*                              78,400
    16,250 American Homepatient
            Inc.*                                 353,438
     8,900 Amrion, Inc.*                          190,238
     1,800 Arthrocare Corp.*                       16,650
     9,800 ARV Assisted Living Inc.*              142,100
     7,100 Assisted Living Concepts,
            Inc.*                                 134,900
    29,000 Ballard Medical Products               565,500
    95,000 Bio Technology General*                754,062
    17,860 Dura Pharmaceuticals
            Inc.*                                 656,355
     5,300 Emeritus Corp.*                         83,475
    30,000 ESC Medical Systems*                   945,000
     6,800 Gelman Sciences, Inc.*                 191,250
    11,412 Genesis Health Ventures
            Inc.*                                 320,962
    20,000 Health Images                          267,500
     7,500 Healthplan Services*                   164,063
     6,900 Idexx Laboratories Inc.*               312,225
     9,100 Igen Inc.*                              64,838
     7,000 Impath, Inc.*                           85,750
    11,800 Iridex Corp.*                           91,450
     4,000 I-Stat Corp.*                           73,000

See Notes to Financial Statements      30

Statement of Investments                                      September 30, 1996
----------------------------------------------

  SHARES                                         VALUE
----------                                    -----------
          MEDICAL SERVICES AND
            DRUGS--CONTINUED
     4,190 Lincare Holdings Inc.*             $   165,505
     5,700 Lunar Corp.*                           182,400
    40,000 Medcath, Inc.*                         670,000
     9,800 Medicis Pharmaceutical
            Cl-A*                                 472,850
     6,200 Memtec Ltd                             173,600
     4,800 Minimed, Inc.*                         117,600
     8,050 National Surgery Centers
            Inc.*                                 215,338
     9,400 NCS Healthcare Inc. Class
            A*                                    294,925
     6,300 Orthologic Corp.*                       66,938
     3,200 Pediatix Medical*                      160,000
    20,000 Physio Control Int'l*                  502,500
     4,300 Renal Care Group Inc.*                 156,950
    10,200 Respironics, Inc.*                     247,350
     6,800 Sabratek Corp.*                        107,100
     9,300 Sterling House Corp.*                  152,288
     3,700 Target Therapeutics Inc.*              157,250
     3,700 United Dental Care Inc.*               132,275
                                              -----------
                                               11,007,837
                                              -----------
          OIL & GAS                    4.2%
    20,000 BJ Services*                           725,000
    25,500 Energy Ventures Inc.*                1,032,750
    70,000 Marine Drilling Co*                    665,000
    23,000 Swift Energy*                          552,000
    30,000 Vintage Petroleum                      881,250
                                              -----------
                                                3,856,000
                                              -----------
          RETAIL TRADE                 8.2%
     3,500 99 Cents Only Stores*                   49,000
     2,500 Barnett Inc.*                           57,500
    32,300 Black Box Corp.*                     1,065,900
    25,000 Central Garden & Pet*                  503,125
    67,500 Claires Stores                       1,442,812
    12,500 Cost Plus Inc.*                        284,375
     9,000 Loehmann's, Inc.*                      240,750
    25,300 MacFrugals*                            597,712
     3,500 Party City Corp.*                       64,750
     3,900 Petco Animal Supplies,
            Inc.*                                 104,325
    50,000 Pier 1 Imports                         806,250
    50,000 Showbiz Pizza Time Inc.*               887,500
    27,900 Tech Data Corp.*                       770,738
    16,546 The Mens Wearhouse Inc.*               401,240
     9,000 West Marine Inc.*                      294,750
                                              -----------
                                                7,570,727
                                              -----------
          SOFTWARE PRODUCTS           13.8%
     4,200 Analysts International
            Corp.                                 193,200
    32,800 Auspex Systems*                        496,100
     5,600 Bisys Group Inc.*                      229,600
  SHARES                                         VALUE
----------                                    -----------
    35,000 Cheyenne Software*                 $   752,500
    60,000 Cognos Inc.*                         1,942,500
    15,156 Computer Horizons Corp.*               431,932
    25,000 Data General*                          350,000
    20,000 Datastream Systems*                    605,000
     6,000 Gensym Corp.*                          130,500
    10,000 Ikos Systems, Inc.*                    198,750
     3,730 Inso Corp.*                            195,825
     8,643 McAfee Associates Inc.*                596,367
    50,000 MicroAge Inc.*                         943,750
    35,000 Microtouch Systems 1*                  656,250
     9,600 Raptor Systems, Inc.*                  163,200
    34,400 PC Docs Group Intl, Inc.*              464,400
     9,150 Peak Technologies Group
            Inc.*                                 194,438
    20,000 Pomeroy Computer
            Resources*                            645,000
     3,223 Project Software &
            Development, Inc.*                    135,365
     6,900 Renaissance Solutions
            Inc.*                                 284,625
     9,900 SPSS, Inc.*                            267,300
    26,800 Structural Dynamics*                   639,850
    18,150 Technology Solutions
            Company*                              630,712
    44,300 Vanstar Corp.*                       1,074,275
    30,000 Xircom Inc.*                           480,000
                                              -----------
                                               12,701,439
                                              -----------
          TECHNOLOGY                   1.3%
    26,400 Control Data Systems*                  610,500
    20,000 Kronos, Inc.*                          615,000
                                              -----------
                                                1,225,500
                                              -----------
          TELECOMMUNICATIONS           7.0%
     5,500 Bet Holdings*                          158,125
     8,900 Cai Wireless Systems
            Inc.*                                  64,525
     7,303 Centennial Cellular
            Corp.--Cl A*                           96,765
     2,200 CMG Information Services
            Inc.*                                  31,350
    13,100 Coherent Communic.
            Systems Corp.*                        242,350
     4,775 Commnet Cellular Inc.*                 137,878
    25,000 Comverse Technology*                   971,875
    29,800 Digital Microwave*                     677,950
    35,000 Digital Systems Intl
            Inc.*                                 625,625
    13,500 Evergreen Media Corp.*                 421,875
    11,420 EZ Communications
            Inc.--Cl A*                           502,480
     7,050 Heartland Wireless
            Communications Inc.*                  176,250
     5,400 Intermedia Communications
            Inc.*                                 157,950
    21,900 Mastec, Inc.*                          739,125
    19,000 Midcom Communication
            Inc.*                                 256,500
     8,600 P-Com Inc.*                            212,850
     5,200 RMH Teleservices Inc*                   76,700
    13,293 Saga Communications
            Inc.--Cl A*                           297,430

See Notes to Financial Statements      31

Statement of Investments                                      September 30, 1996
----------------------------------------------

  SHARES                                         VALUE
----------                                    -----------
          TELECOMMUNICATIONS--CONTINUED
     8,100 Spectralink, Corp.*                $    52,650
     9,200 Teltrend, Inc.*                        386,400
    13,515 Transaction Network
            Services*                             192,589
                                              -----------
                                                6,479,242
                                              -----------
          TOYS                         1.4%
    42,900 Galoob (Lewis) Toys*                 1,254,825
                                              -----------
          TRANSPORTATION               2.0%
     9,255 Expeditors International
            of Wash Inc.                          326,239
    25,000 AAR Corp.                              578,125
    55,000 Mesa Air Group, Inc.*                  501,875
    30,000 Skywest Inc.                           420,000
                                              -----------
                                                1,826,239
                                              -----------
Total Common Stocks (Cost $65,635,492)        $89,789,758
                                              -----------

PRINCIPAL
AMOUNT                                           VALUE
----------                                    -----------
SHORT-TERM INVESTMENTS
          REPURCHASE AGREEMENT         2.9%
$2,643,898 Bear Stearns & Co. Dated
          9/30/1996 5.60% due
          10/01/1996 Collateralized
          by 2,650,000 United
          States Treasury Strips
          due 11/15/2005 (Value
          $1,435,982) and 3,865,000
          United States Treasury
          Strips Due 8/15/2012
          (Value $1,263,391)                  $ 2,643,898
                                              -----------
Total Investments (Cost
$68,279,391)                         100.3%   $92,433,656
Liabilities, net of other assets      -0.3%      (297,742)
                                     ------   -----------
Net Assets                           100.0%   $92,135,914
                                     ------   -----------
                                     ------   -----------

*Denotes non-income producing security.

See Notes to Financial Statements      32

                 Statement of Assets and Liabilities          September 30, 1996
                 ---------------------------------------------------------------

ASSETS:
  Investments in securities at value (Cost
  $68,279,391)--Note 2(A)                                                 $ 92,433,656
  Receivable for investments sold                                            1,348,751
  Receivable for units sold                                                    242,302
  Dividends and interest receivable                                             33,406
  Other assets                                                                  18,394
                                                                          ------------
                                                                            94,076,509
LIABILITIES:
  Payable for investments purchased                           $1,741,750
  Payable for units redeemed                                      26,998
  Payable to investment managers                                  68,718
  Accrued expenses                                               103,129     1,940,595
                                                              ----------  ------------
NET ASSETS at value, applicable to 1,373,656 outstanding
  units of beneficial interest--Note 5                                    $ 92,135,914
                                                                          ------------
NET ASSET VALUE offering and redemption price per unit
  ($92,135,914 divided by 1,373,656 units)                                $      67.07
                                                                          ------------
                                                                          ------------

                 Statement of Operations           Year Ended September 30, 1996
                 ---------------------------------------------------------------

INVESTMENT INCOME:
  Income:
    Dividends                                                 $    79,542
    Interest                                                      228,561
                                                              -----------
       Total Income                                                        $   308,103
  Expenses:
    Investment manager's fees--Note 3(A)                          940,612
    Shareholder servicing fees and expenses--Note 3(B)            455,412
    Custodian fees and expenses                                    85,333
    Legal and auditing fees                                        22,536
    Consultant fees                                                10,388
    Trustees' fees and expenses--Note 3(C)                         40,364
    Other                                                          40,550
                                                              -----------
       Total Expenses                                           1,595,195
       Less fees paid indirectly--Note 4                          (36,673)
                                                              -----------
       Net Expenses                                                          1,558,522
                                                                           -----------
INVESTMENT (LOSS)--NET                                                      (1,250,419)
REALIZED AND UNREALIZED GAIN ON INVESTMENTS--Note 4:
  Net realized gain on investments                             15,317,099
  Unrealized appreciation on investments                        6,281,307
                                                              -----------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS                             21,598,406
                                                                           -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                       $20,347,987
                                                                           -----------
                                                                           -----------

                        See Notes to Financial Statements

                 Statement of Changes in Net Assets
                 ---------------------------------------------------------------

                                                                       YEAR ENDED   YEAR ENDED
                                                                        9/30/96       9/30/95
                                                                      ------------  -----------
OPERATIONS:
  Investment (loss)--net                                              $ (1,250,419) $  (925,073)
  Net realized gain on investments                                      15,317,099   15,078,221
  Unrealized appreciation on investments                                 6,281,307    9,142,586
                                                                      ------------  -----------
  Net increase in net assets resulting from operations                  20,347,987   23,295,734
                                                                      ------------  -----------
CAPITAL TRANSACTIONS--Note 5:
  Value of units sold                                                   10,600,409   11,643,470
  Value of units redeemed                                              (13,437,810)  (8,606,464)
                                                                      ------------  -----------
  Net increase (decrease) in net assets resulting from capital
    transactions                                                        (2,837,401)   3,037,006
                                                                      ------------  -----------
Net increase                                                            17,510,586   26,332,740
NET ASSETS at beginning of year                                         74,625,328   48,292,588
                                                                      ------------  -----------
NET ASSETS at end of year                                             $ 92,135,914  $74,625,328
                                                                      ------------  -----------
                                                                      ------------  -----------

                        See Notes to Financial Statements

INTERNATIONAL EQUITY FUND
Statement of Investments                                      September 30, 1996
----------------------------------------------

SHARES                                        VALUE
-------                                    -----------
COMMON STOCKS              98.8%
       AEROSPACE                    1.0%
 11,000 British Aerospace                  $   181,691
 58,500 Rolls Royce Ord                        218,934
                                           -----------
                                               400,625
                                           -----------
       AIRLINES                     0.5%
 21,900 British Airways                        185,572
                                           -----------
       BANKING                      7.8%
 17,000 Asahi Bank                             193,857
 13,000 Bank Of Tokyo-Mitsubishi
         Bank                                  283,647
  4,390 Far East Bank & Trust                   15,395
 13,000 HSBC Holdings                          241,239
 17,750 HSBC Holdingsuk Reg                    340,219
 25,000 Kiyo Bank                              125,482
 12,500 Malayan Banking Bhd                    124,176
 23,000 Mitsubishi Tr & Bank                   353,144
 25,350 Natl Westminster ord                   269,103
 14,200 Nordbanken Ab                          364,432
 17,232 Overseas Chinese Bank                  206,811
    918 Shinhan Bank Corp Ac                    16,453
  9,000 Siam Commericial Bank                  109,059
 15,000 Sumitomo Bank                          277,451
 12,000 Sumitomo Trust & Bank                  150,847
                                           -----------
                                             3,071,315
                                           -----------
       BROADCASTING & PUBLISHING    1.8%
 12,600 Bec World Public Co.Ltd
         Thb*                                  129,879
 31,600 Elsevier Nv Cva                        522,680
 23,883 General Cable Ord*                      65,716
                                           -----------
                                               718,275
                                           -----------
       BUILDING MATERIALS           0.8%
  4,150 Asia Cement Gds (Repr Shs
         Of Com)*                               88,810
 38,000 Blue Circle Inds                       228,428
                                           -----------
                                               317,238
                                           -----------
       BUSINESS & PUBLIC SERVICE    4.8%
  8,000 Asatsu Inc.                            316,061
 14,800 Logica Ord                             175,851
 22,300 Reuters Holdings Ord                   257,469
  1,710 SAP Ag Non Vtg Prf                     287,006
  5,000 Secom Company                          316,510
 18,255 Securitas Ab                           440,941
  8,000 Toppan Printing Co                     112,776
                                           -----------
                                             1,906,614
                                           -----------

SHARES                                        VALUE
-------                                    -----------
       CHEMICALS                    3.4%
 40,000 Asahi Chemical Ind                 $   260,391
  7,350 Bayer Ag (Var)                         268,506
 30,000 Courtaulds Ord                         226,068
 15,000 Nippon Shokubai Co                     132,261
  2,000 Sgl Carbon Ag                          233,402
 13,000 Shin-Etsu Chem Co                      233,454
                                           -----------
                                             1,354,082
                                           -----------
       CONSTRUCTION & HOUSING       4.4%
 12,000 Cardo Ab                               266,304
175,000 DMCI Hldgs Inc.*                       130,074
  8,000 Empresa Ica Soc Adr(Cv 1
         Ord Ptg Cert)*                        122,000
  6,020 IHC Caland Nv                          317,018
 16,000 Kajima Corp                            147,974
 24,000 Nishimatsu Const                       232,736
140,000 Road King Infrastr*                    115,867
 16,000 Sekisui House Ord                      175,270
 18,000 Sungei Way Holdings                     96,229
  1,800 Technip                                164,576
                                           -----------
                                             1,768,048
                                           -----------
       CONSUMER GOODS & SERVICES    3.4%
  1,020 Adecco Sa                              280,723
  3,900 Luxoitica Group ADR                    283,725
 17,000 H.M.
         Sampoernaidr(1000)Alien
         Mkt)                                  165,590
 50,000 Suzuki Motor Corp                      610,572
                                           -----------
                                             1,340,610
                                           -----------
       ELECTRONICS & ELECTRICAL     8.1%
  2,200 Advantest                               90,077
 26,000 Canon Inc Ord                          511,264
 46,300 General Electric Ord                   286,284
 45,000 Hitachi Ltd                            436,379
 20,000 Matsushita Elec Ind.                   335,815
  1,120 Rexel                                  297,943
  4,000 Rohm Co                                252,489
  1,070 Samsung Electronic                      83,966
 66,500 Securicor Group Ord                    281,748
  6,750 SGS-Thomson Micro*                     322,901
  4,600 Sony Corp                              290,363
                                           -----------
                                             3,189,229
                                           -----------
       ENERGY                       3.0%
  6,000 Banpu Co                               131,248
 61,000 Eni Spa                                311,999
 10,000 Ptt Explorin and Prd                   147,930
 21,000 Shell Transport & Trading
         Ord                                   320,434
 29,000 Showa Shell Sekiyu                     294,242
                                           -----------
                                             1,205,853
                                           -----------

See Notes to Financial Statements      35

Statement of Investments                                      September 30, 1996
----------------------------------------------

SHARES                                        VALUE
-------                                    -----------
       FINANCE                      2.6%
  1,330 Cetelem                            $   286,550
 31,000 Guoco Group                            151,532
 10,661 Ing Groep Nv                           332,737
 14,000 Nomura Securities Company
         Ltd                                   257,697
                                           -----------
                                             1,028,516
                                           -----------
       FOOD & SERVICES              2.8%
    460 Carrefour                              258,375
  6,000 Cervecerias Unidasads
         (Cnv Into 5 Shs)*                     125,719
 11,000 Ceval Alimentos Saspon
         Adr Repr 1000                         101,267
 30,000 Grand Metropolitan Ord                 223,254
 53,000 Morrison Supermarket                   127,605
  4,700 Orkla Asa                              256,632
                                           -----------
                                             1,092,852
                                           -----------
       HEALTH                       5.7%
 43,500 British Biotech Ord*                   142,817
 20,000 Glaxo Plc                              313,149
 25,666 Medeva Ord                             102,523
     38 Roche Holding
         Aggenusscheine Npv                    279,949
    520 Sandoz Ag                              624,720
 18,000 Sankyo Company                         460,623
  2,900 Synthelabo                             247,563
  5,000 Yamanouchi Pharm                       105,952
                                           -----------
                                             2,277,296
                                           -----------
       INDUSTRIAL COMPONENTS        1.0%
 35,454 BICC                                   164,623
 12,000 Delta Ord                               76,732
 20,000 NSK                                    137,020
                                           -----------
                                               378,375
                                           -----------
       INSURANCE                    1.4%
 42,146 Royal & Sun Alliance
         Insurance Group*                      266,859
 24,000 Tokio Marine & Fire                    284,455
                                           -----------
                                               551,314
                                           -----------
       LEISURE                      2.1%
 36,500 Genting Berhad Mydlr                   265,028
 20,500 Granada Group Ord                      274,506
763,000 Regal Hotels Intl.                     207,203
  2,400 Sony Music Ent                          97,189
                                           -----------
                                               843,926
                                           -----------
SHARES                                        VALUE
-------                                    -----------
       MACHINERY & ENGINEERING      5.1%
 51,000 Hitachi Zosen Corp                 $   260,562
  2,000 Hyundai Eng And Con*                    61,519
  6,000 Kandenko Co                             73,269
 20,000 Kawasaki Heavy Industries               96,434
 10,000 Keppel Corp.                            77,407
  8,000 Matsushita Elc Wks                      79,015
 12,000 Max Company                            234,891
 46,000 Mitsubishi Heavy
         Industries                            374,622
 24,000 Shinmaywa Industries                   224,116
 48,000 United Engineers Bhd                   371,511
 42,000 Vickers Plc Ord                        186,154
                                           -----------
                                             2,039,500
                                           -----------
       MERCHANDISING                7.5%
  5,466 Ahold                                  309,568
  1,800 Autobacs Seven Co.                     158,874
  2,800 BIC                                    367,817
150,000 Cifra Sa De Cv Adr(Cnv
         Into 1 Ord B)*                        216,135
  2,500 Hennes & Mauritzser "B"                306,838
  9,850 Centros Com Pryca                      240,491
 21,000 Great Univ Stores Ord                  210,449
  2,640 Christian Dior                         308,948
  7,000 Ito-Yokado Co                          397,859
 22,500 Makro Atacadista Gdsrepr*              207,137
 31,500 Smith(Wh)Group "A" Ord                 232,939
                                           -----------
                                             2,957,055
                                           -----------
       METALS & MINING              5.0%
 13,650 Acos Espec Itabiraadr
         Repr                                   54,143
 69,000 Kawasaki Steel Corp.                   231,712
270,000 Mim Holdings Ltd                       328,995
 30,000 Mitsubishi Materials                   143,844
160,000 Nkk Corp*                              410,879
170,000 North Ltd                              473,474
  3,000 Pohang Iron & Steelspon
         Adr-Rep 1/4 Ord                        64,125
 17,000 Usinor Sacilor                         262,513
                                           -----------
                                             1,969,685
                                           -----------
       MULTI INDUSTRY               2.9%
101,000 First Pacific Co.                      152,813
 16,500 Getinge Industrier "B"
         Sek2                                  316,349
  5,277 Hunter Douglas Nv                      368,568
 49,000 Hutchison Whampoa                      329,497
                                           -----------
                                             1,167,227
                                           -----------

See Notes to Financial Statements      36

Statement of Investments                                      September 30, 1996
----------------------------------------------

SHARES                                        VALUE
-------                                    -----------
       REAL ESTATE                  4.6%
 58,000 Cheung Kong Hldgs                  $   446,270
    872 City Developments                        7,430
117,000 Hong Kong Land Hld                     272,610
 21,000 Mitsubishi Estate                      288,495
 26,000 Mitsui Fudosan Co                      345,512
 16,300 Sun Hung Kai Props                     173,371
 66,000 Wharf (Hldgs)                          273,115
                                           -----------
                                             1,806,803
                                           -----------
       TELECOMMUNICATIONS           7.0%
 53,300 British Telecomm Ord                   296,652
     53 Ddi Corp.                              428,774
 16,436 Ericsson (Lm) Telser B                 414,373
112,600 Hong Kong Telecomm                     203,854
 41,000 Indosat                                138,276
     36 Nippon Tel & Tel Cp                    265,060
 43,000 Technology Resource
         Inds.*                                113,225
  2,300 Telebras Telec Braspon
         Adr                                   180,550
134,000 Telecom Ital
         Mobile--Spinoff From
         Sip*                                  297,568
 12,000 Telefonica De Espana                   222,893
  6,000 Telefonos De Mexico
         Sponsored ADR                         192,750
                                           -----------
                                             2,753,975
                                           -----------
       TEXTILE & APPAREL            2.9%
  5,400 Adidas Ag                              492,111
  6,600 Gucci Group Nv                         474,473
 35,000 Teijin                                 176,617
                                           -----------
                                             1,143,201
                                           -----------
SHARES                                        VALUE
-------                                    -----------
       TRANSPORTATION               3.2%
 23,000 Brambles Inds Ltd                  $   373,067
 60,000 Mayne Nickless Ltd. (Aust
         List)                                 405,903
 56,000 Nippon Yusen Kabush-Iki
         Kaish                                 291,638
 33,000 Tobu Railways Co                       203,267
                                           -----------
                                             1,273,875
                                           -----------
       UTILITIES                    4.3%
 89,500 British Gas Ord                        278,449
  5,200 Cemig Cia Energ Mgspon
         Adr Rep                               155,330
 75,000 Consol Electricpower Asia              158,574
  1,200 Gas Natural Sdg Sa                     211,958
 11,000 Kurita Water Industries                238,033
 13,000 Manila Electric Co                      96,131
 53,000 Osaka Gas Co.                          179,885
 48,000 Tokyo Gas Co Ord                       164,208
  4,500 Veba Ag                                235,789
                                           -----------
                                             1,718,357
                                           -----------
       WHOLESALE INT'L TRADE        1.7%
  3,530 Gehe Ag                                236,064
  2,030 Guilbert SA*                           304,425
    116 Hyundai Corp.*                           3,498
 10,000 Mitsubishi Corp.                       127,502
                                           -----------
                                               671,489
                                           -----------
Total Investments (Cost
$33,433,435)                       98.8%   $39,130,907
Other Assets, Less Liabilities      1.2%       471,046
                                  ------   -----------
Net Assets                        100.0%   $39,601,953
                                  ------   -----------
                                  ------   -----------

*Denotes non-income producing security.

See Notes to Financial Statements      37

                 Geographical Diversification                 September 30, 1996
                 ---------------------------------------------------------------

                                                               PERCENT OF NET
                                                                   ASSETS
                                                            --------------------
COUNTRY                                                            TOTAL
----------------------------------------------------------  --------------------
Japan                                                                 32.6%
United Kingdom                                                        15.0
Hong Kong                                                              6.9
Netherlands                                                            5.9
France                                                                 7.1
Sweden                                                                 5.3
Germany                                                                4.4
Switzerland                                                            3.0
Malaysia                                                               2.5
Australia                                                              4.0
Spain                                                                  4.9
Singapore                                                              0.7
Thailand                                                               1.3
Italy                                                                  1.5
Mexico                                                                 0.5
Indonesia                                                              0.8
South Korea                                                            0.6
Norway                                                                 0.6
Belgium                                                                0.7
Philippines                                                            0.6
                                                                       ---
Total Investments                                                     98.9%
Other Assets Less Liabilities                                          1.1
                                                                       ---
Total                                                                100.0%
                                                                       ---
                                                                       ---

                 Statement of Assets and Liabilities          September 30, 1996
                 ---------------------------------------------------------------

ASSETS:
  Investments in securities at value (Cost
  $33,433,435)--Note 2(A)                                     $39,130,907
  Cash                                                            553,596
  Receivable for investments sold                                  51,434
  Receivable for units sold                                        90,009
  Dividends and interest receivable                               125,025
  Other assets                                                     12,817
                                                              -----------
                                                               39,963,788
LIABILITIES:
  Payable for investments purchased                 $229,581
  Payable to investment managers                      18,836
  Payable for units redeemed                           2,606
  Accrued expenses                                   110,812      361,835
                                                    --------  -----------
NET ASSETS at value, applicable to 875,253
  outstanding units of
  beneficial interest--Note 5                                 $39,601,953
                                                              -----------
                                                              -----------
NET ASSET VALUE offering and redemption price per
  unit
  ($39,601,953 divided by 875,253 units)                      $     45.25
                                                              -----------
                                                              -----------

                        See Notes to Financial Statements

                 Statement of Operations           Year Ended September 30, 1996
                 ---------------------------------------------------------------

INVESTMENT INCOME:
  Income:
    Dividends (Net of foreign taxes of $37,905)           $  533,128
    Interest                                                  57,740
                                                          ----------
       Total Income                                                   $  590,868
  Expenses:
    Investment managers's fees--Note 3(A)                    293,050
    Shareholder servicing fees and expenses--Note 3(B)       207,484
    Custodian fees and expenses                               97,780
    Legal and auditing fees                                   20,453
    Consultant fees                                           10,389
    Trustees' fees and expenses--Note 3(C)                    20,271
    Other                                                     33,151
                                                          ----------
       Total expenses                                        682,578
       Less fees paid indirectly--Note 4                     (20,083)
                                                          ----------
       Net Expenses                                                      662,495
                                                                      ----------
INVESTMENT (LOSS)--NET                                                   (71,627)
REALIZED AND UNREALIZED GAIN--Note 4:
  Net realized gain on:
    Investments                                            3,178,271
    Foreign currency transactions                            649,097
                                                          ----------
                                                           3,827,368
                                                          ----------
  Unrealized appreciation (depreciation) on:
    Investments                                              791,603
    Foreign currency translations of other assets and
    liabilities                                             (191,808)
                                                          ----------
                                                             599,795
                                                          ----------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND
  FOREIGN CURRENCIES                                                   4,427,163
                                                                      ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                  $4,355,536
                                                                      ----------
                                                                      ----------

                   See Notes to Financial Statements

             INTERNATIONAL EQUITY FUND
             (CONTINUED)
                 Statement of Changes in Net Assets
                 ---------------------------------------------------------------

                                                          YEAR ENDED   YEAR ENDED
                                                            9/30/96      9/30/95
                                                          -----------  -----------
OPERATIONS:
  Investment (loss)--net                                  $   (71,627) $   (18,971)
  Net realized gain                                         3,827,368      417,722
  Unrealized appreciation                                     599,795    1,247,852
                                                          -----------  -----------
  Net increase in net assets resulting from operations      4,355,536    1,646,603
                                                          -----------  -----------
CAPITAL TRANSACTIONS--Note 5:
  Value of units sold                                       8,808,775    5,659,129
  Value of units redeemed                                  (4,705,939)  (4,833,851)
                                                          -----------  -----------
  Net increase in net assets resulting from capital
  transactions                                              4,102,836      825,278
                                                          -----------  -----------
  Net increase                                              8,458,372    2,471,881
NET ASSETS at beginning of year                            31,143,581   28,671,700
                                                          -----------  -----------
NET ASSETS at end of year                                 $39,601,953  $31,143,581
                                                          -----------  -----------
                                                          -----------  -----------

                   See Notes to Financial Statements

ACTIVELY MANAGED BOND FUND
Statement of Investments                                      September 30, 1996
----------------------------------------------

PRINCIPAL
AMOUNT                                            VALUE
-----------                                    ------------
CORPORATE BONDS                 4.4%
           FINANCIAL SERVICES
$   500,000 Beneficial Corp. 9.32%
             Due 8/4/1997                      $    513,453
  1,200,000 Ford Motor Co. CMO 1993-A
             5.78% Due 1/1/1999                   1,181,039
  1,125,000 Ford Motor Credit Co.
             10.35% Due 10/1/1997                 1,170,123
    500,000 Ford Motor Credit Co.
             9.20% Due 5/07/1997                    508,921
                                               ------------
                                                  3,373,536
                                               ------------
           FOOD AND SERVICES
  2,000,000 General Mills Inc. 8.95%
             Due 12/18/2000                       2,150,258
                                               ------------
           OIL
  1,000,000 Consolidated Natural Gas
             Sf Deb. 8.625% Due
             12/1/2011                            1,053,550
                                               ------------
           Total Corporate Bonds
             (Cost $6,312,157)                 $  6,577,344
                                               ------------
UNITED STATES GOVERNMENT AND AGENCY
  OBLIGATIONS                     93.6%
$    39,088 Collateralized Mtg Oblig
             Tr 1 0% Due 5/20/2017             $     28,402
    228,320 Collateralized Mtg Oblig
             Tr 29 0% Due 5/01/2013                 167,532
    134,346 Collaterized Mortgage Sec
             Corp. 7.00% Due
             6/1/2006                               133,648
  1,000,000 Federal Farm Credit 7.03%
             Due 2/19/2008                          945,350
  2,000,000 Federal Home Loan Bank
             Note 7.70% Due
             7/12/2010                            1,939,458
    350,000 Federal Home Loan Bank
             Structured Note 7.35%
             Due 6/16/2009                          355,850
  2,000,000 Federal Home Loan
             Mortgage Corp. 7.29%
             Due 4/7/2004                         1,979,860
  1,500,000 Federal Home Loan
             Mortgage Corp. 6.84%
             Due 3/2/2009                         1,406,003
  1,000,000 Federal Home Loan
             Mortgage Corp. 6.53%
             Due 2/23/2006                          943,868
  1,000,000 Federal Home Loan
             Mortgage Corp. 6.59%
             Due 12/09/2008                         932,981
  4,000,000 Federal Home Loan
             Mortgage Corp. 6.355%
             Due 8/8/2005                         3,803,552
  1,445,000 Federal Home Loan
             Mortgage Corp. 6.08%
             Due 10/29/08                         1,324,454
  1,000,000 Federal Home Loan
             Mortgage Corp. 6.375%
             Due 3/11/2003                          965,502

PRINCIPAL
AMOUNT                                            VALUE
-----------                                    ------------
UNITED STATES GOVERNMENT AND AGENCY
  OBLIGATIONS (CONTINUED)
$ 1,000,000 Federal Home Loan
             Mortgage Corp. CMO
             1534G 6.00% Due
             5/15/2022                         $    931,319
  1,000,000 Federal Home Loan
             Mortgage Corp. CMO 1617
             H 6.50% Due 10/15/2023                 876,059
  2,000,000 Federal Home Loan
             Mortgage Corp. CMO
             #1206-GC 7.00% Due
             2/15/2020                            1,941,978
  2,000,000 Federal Home Loan
             Mortgage Corp. CMO
             1197G 6.75% Due
             12/15/2006                           1,963,798
  2,000,000 Federal Home Loan
             Mortgage Corp. CMO
             1278G 7.00% Due
             11/15/2020                           2,007,758
    893,994 Federal Home Loan
             Mortgage Corp. Pool
             #141001 7.75% Due
             9/1/2016                               887,664
    358,311 Federal Home Loan
             Mortgage Corp. Pool
             #297625 8.50% Due
             6/1/2017                               370,740
    568,413 Federal Home Loan
             Mortgage Corp. Pool
             #533624 8.50% Due
             12/01/2007                             588,148
    478,793 Federal Home Loan
             Mortgage Corp. Pool
             #533625 8.50% Due
             12/1/2007                              494,837
  1,400,000 Federal Home Loan
             Mortgage Corp. CMO
             1611-I 6.00% Due
             02/15/2023                           1,296,889
  1,000,000 Federal Home Loan
             Mortgage Corp. CMO 1601
             PJ 6.00% Due 10/15/2008                895,449
  2,000,000 Federal National Mortgage
             Association 6.58% Due
             3/1/2006                             1,902,978
  1,000,000 Federal National Mortgage
             Association CMO G93-31
             PL 6.50% Due 10/25/2021                936,049
  1,000,000 Federal National Mortgage
             Association 6.25% Due
             1/14/2004                              954,329
  1,000,000 Federal National Mortgage
             Association Note 7.00%
             Due 8/12/2002                          985,139
  1,000,000 Federal National Mortgage
             Association CMO 93-251
             PJ 6.50% Due 12/25/2023                926,919
  2,000,000 Federal National Mortgage
             Association 7.46% Due
             9/30/1999                            2,029,678

See Notes to Financial Statements      41

Statement of Investments                                      September 30, 1996
----------------------------------------------

PRINCIPAL
AMOUNT                                            VALUE
-----------                                    ------------
UNITED STATES GOVERNMENT AND AGENCY
  OBLIGATIONS (CONTINUED)
$ 1,000,000 Federal National Mortgage
             Association 6.39% Due
             12/9/2003                         $    962,039
  2,000,000 Federal National Mortgage
             Association, 7.14% Due
             8/28/2002                            1,992,218
  1,500,000 Federal National Mortgage
             Association, 5.99% Due
             10/27/2008                           1,362,989
  1,000,000 Federal National Mortgage
             Association, 6.71% Due
             2/13/2006                              957,089
  1,000,000 Federal National Mortgage
             Association, 6.77% Due
             1/19/2006                              966,469
  1,000,000 Federal National Mortgage
             Association CMO 1356 K
             5.50% Due 5/15/2021                    830,059
  3,000,000 Federal National Mortgage
             Association CMO
             1993-32H 6.00% Due
             3/25/2023                            2,708,427
  2,000,000 Federal National Mortgage
             Association CMO
             1993-76Pj 6.00% Due
             6/25/2008                            1,799,438
  1,040,000 Federal National Mortgage
             Association CMO G93-14J
             6.50% Due 3/25/2023                    943,393
  1,000,000 Federal National Mortgage
             Association CMO
             #1991-47H 7.50% Due
             5/25/2006                            1,015,659
  3,000,000 Federal National Mortgage
             Association CMO G92-40L
             7.00% Due 7/25/2007                  2,958,267
  1,000,000 Federal National Mortgage
             Association, CMO
             93-226C 6.00% Due
             12/25/2023                             851,559
  3,253,162 Federal National Mortgage
             Association Pass Thru
             Pool #050965 6.50% Due
             1/1/2024                             3,078,594
    764,780 Federal National Mortgage
             Association Pass Thru
             Pool #050987 6.50% Due
             2/1/2009                               747,212
  1,167,317 Federal National Mortgage
             Association Pass Thru
             Pool #239024 7.00% Due
             10/1/2023                            1,132,460
  1,273,950 Federal National Mortgage
             Association Pass Thru
             Pool #50966 7.00% Due
             1/1/2024                             1,235,909
    746,097 Federal National Mortgage
             Association Pass Thru
             Pool #87277 7.50% Due
             4/1/2018                               754,057
PRINCIPAL
AMOUNT                                            VALUE
-----------                                    ------------
UNITED STATES GOVERNMENT AND AGENCY
  OBLIGATIONS (CONTINUED)
$   500,000 Federal National Mortgage
             Association CMO 93-61HB
             6.75% Due 3/25/2022               $    479,780
    545,569 Government National
             Mortgage Association,
             Custom #152027 8.000%
             Due 10/20/2016                         554,805
     18,008 Government National
             Mortgage Association,
             Custom #209105 8.000%
             Due 3/20/2017                           18,274
    344,077 Government National
             Mortgage Association,
             Jumbo #000675 8.000%
             Due 12/20/2016                         349,902
     84,619 Government National
             Mortgage Association,
             Jumbo #000710 8.000%
             Due 2/20/2017                           85,868
  1,804,787 Government National
             Mortgage Association,
             Pass Thru 8.00% Due
             11/15/2024                           1,825,775
    863,729 Government National
             Mortgage Association,
             Pass Thru Pool #377003
             8.00% Due 8/15/2024                    873,773
    860,252 Government National
             Mortgage Association,
             Pass Thru Pool #385850
             8.00% Due 8/15/2024                    870,256
    850,652 Government National
             Mortgage Association,
             Pass Thru Poo1 #354611
             7.00% Due 7/15/2023                    819,018
      2,314 Government National
             Mortgage Association,
             Pool #002919 8.00% Due
             2/15/2004                                2,370
      2,379 Government National
             Mortgage Association,
             Pool #010855 8.00% Due
             07/15/2006                               2,439
     36,453 Government National
             Mortgage Association,
             Pool #011192 7.25% Due
             4/15/2006                               36,548
     16,899 Government National
             Mortgage Association,
             Pool #025811 9.00% Due
             1/15/2009                               17,983
     89,642 Government National
             Mortgage Association,
             Pool #05214 8.00% Due
             7/15/2005                               91,861
     43,921 Government National
             Mortgage Association,
             Pool #1350 6.50% Due
             3/15/2002                               43,506

See Notes to Financial Statements      42

Statement of Investments                                      September 30, 1996
----------------------------------------------

PRINCIPAL
AMOUNT                                            VALUE
-----------                                    ------------
UNITED STATES GOVERNMENT AND AGENCY
  OBLIGATIONS (CONTINUED)
$   221,654 Government National
             Mortgage Association,
             Pool #169957 8.50% Due
             7/15/2016                         $    230,666
    157,701 Government National
             Mortgage Association,
             Pool #193256 8.00% Due
             3/15/2017                              161,263
    308,552 Government National
             Mortgage Association,
             Pool #196754 8.50% Due
             2/15/2017                              321,313
    140,628 Government National
             Mortgage Association,
             Pool #202887 8.00% Due
             4/15/2017                              143,805
     66,187 Government National
             Mortgage Association,
             Pool #205624 8.50% Due
             3/15/2017                               68,924
    270,901 Government National
             Mortgage Association,
             Pool #213606 8.00% Due
             4/15/2017                              277,020
     14,357 Government National
             Mortgage Association,
             Pool #216159 8.00% Due
             4/15/2017                               14,681
    280,959 Government National
             Mortgage Association,
             Pool #218150 8.00% Due
             6/15/2017                              287,306
    518,899 Government National
             Mortgage Association,
             Pool #226673 9.50% Due
             07/15/2017                             559,590
     13,377 Government National
             Mortgage Association,
             Pool #247493 8.00% Due
             7/15/2018                               13,659
      7,694 Government National
             Mortgage Association,
             Pool #290013 8.00% Due
             4/15/2020                                7,824
    202,988 Government National
             Mortgage Association,
             Pool #290123 8.00% Due
             6/15/2020                              206,416
    180,001 Government National
             Mortgage Association,
             Pool #291195 8.00% Due
             5/15/2020                              183,040
    769,716 Government National
             Mortgage Association,
             Pool #364979 8.00% Due
             04/15/2024                             778,667
PRINCIPAL
AMOUNT                                            VALUE
-----------                                    ------------
UNITED STATES GOVERNMENT AND AGENCY
  OBLIGATIONS (CONTINUED)
$   835,413 Government National
             Mortgage Association,
             Pool #373826 8.00% Due
             9/15/2023                         $    845,888
  6,800,000 United States Treasury
             Zero Coupon 0% Due
             2/15/2006                            3,613,785
 10,020,000 United States Treasury
             Bonds 9.25% Due
             2/15/2016                           12,340,241
  3,100,000 United States Treasury
             Notes 8.75% Due
             8/15/2000                            3,344,125
  6,880,000 United States Treasury
             Notes 5.75% Due
             10/31/1997                           6,873,540
  4,610,000 United States Treasury
             Notes 5.50% Due
             9/30/1997                            4,598,475
  6,025,000 United States Treasury
             Notes 6.00% Due
             11/30/1997                           6,032,530
 12,000,000 United States Treasury
             Notes 6.50% Due
             5/15/2005                           11,842,500
 19,180,000 United States Treasury
             Zero Coupon 0% Due
             2/15/2010                            7,574,355
  1,000,000 United States Treasury
             Zero Coupon 0% Due
             2/15/1999                              864,759
  5,000,000 United States Treasury
             Notes 7.875% Due
             11/15/1999                           5,217,180
  1,100,000 United States Treasury
             Notes 5.625% Due
             8/31/1997                            1,098,280
  7,000,000 United States Treasury
             Zero Coupon 0% Due
             2/15/2002                            4,959,073
  5,000,000 United States Treasury
             Zero Coupon 0% Due
             5/15/2004                            3,016,695
                                               ------------
Total United States Government and Agency
  Obligations (Cost $140,150,936)              $140,759,787
                                               ------------
SHORT TERM INVESTMENTS          0.7%
UNITED STATES GOVERNMENT AND
  AGENCY OBLIGATIONS
$ 1,000,000 Federal Home Loan Board
             Discount Note 5.70% Due
             10/01/1996 (Cost
             $1,000,000)                       $  1,000,000
                                               ------------
Total Investments (Cost
$147,463,093)                                  $148,337,131
Other Assets, Less Liabilities          1.3%      1,967,147
                                      ------   ------------
Net Assets                            100.0%   $150,304,278
                                      ------   ------------
                                      ------   ------------

See Notes to Financial Statements      43

                 Statement of Assets and Liabilities          September 30, 1996
                 ---------------------------------------------------------------

ASSETS:
  Investments in securities at value (Cost
  $147,463,093)--Note 2(A)                                   $148,337,131
  Cash                                                            269,278
  Receivable for units sold                                       187,445
  Interest receivable                                           1,639,524
  Other assets                                                     28,375
                                                             ------------
                                                              150,461,753
LIABILITIES:
  Payable for units redeemed                        $17,801
  Payable to investment manager                      40,701
  Accrued expenses                                   98,973       157,475
                                                    -------  ------------
NET ASSETS at value, applicable to 4,882,232
  outstanding units of
  beneficial interest--Note 5                                $150,304,278
                                                             ------------
                                                             ------------
NET ASSET VALUE offering and redemption price per
  unit
  ($150,304,278 divided by 4,882,232 units)                  $      30.79
                                                             ------------
                                                             ------------

                 Statement of Operations           Year Ended September 30, 1996
                 ---------------------------------------------------------------

INVESTMENT INCOME:
  Income:
    Interest                                              $9,865,990
                                                          ----------
       Total Income                                                   $9,865,990
  Expenses:
    Investment manager's fees--Note 3(A)                     489,590
    Shareholder servicing fees and expenses--Note 3(B)       543,272
    Custodian fees and expenses                               32,233
    Legal and auditing fees                                   22,479
    Consultant fees                                           10,389
    Trustees' fees and expenses--Note 3(C)                    20,276
    Other                                                     55,375
                                                          ----------
       Total Expenses                                                  1,173,614
                                                                      ----------
INVESTMENT INCOME--NET                                                 8,692,376
REALIZED AND UNREALIZED (LOSS) ON INVESTMENTS--Note 4:
  Net realized (loss) on investments                         (15,324)
  Unrealized (depreciation) on investments                (2,644,736)
                                                          ----------
NET REALIZED AND UNREALIZED (LOSS) ON INVESTMENTS                     (2,660,060)
                                                                      ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                  $6,032,316
                                                                      ----------
                                                                      ----------

                        See Notes to Financial Statements

             ACTIVELY MANAGED BOND FUND
             (CONTINUED)
                 Statement of Changes in Net Assets
                 ---------------------------------------------------------------

                                                           YEAR ENDED    YEAR ENDED
                                                            9/30/96       9/30/95
                                                          ------------  ------------
OPERATIONS:
  Investment income--net                                  $  8,692,376  $  8,025,855
  Net realized (loss) on investments                           (15,324)      (89,181)
  Unrealized appreciation (depreciation) on investments     (2,644,736)    9,180,073
                                                          ------------  ------------
  Net increase in net assets resulting from operations       6,032,316    17,116,747
                                                          ------------  ------------
CAPITAL TRANSACTIONS--Note 5:
  Value of units sold                                       28,269,160    15,769,704
  Value of units redeemed                                  (24,124,192)  (28,969,909)
                                                          ------------  ------------
  Net increase (decrease) in net assets resulting from
  capital
    transactions                                             4,144,968   (13,200,205)
                                                          ------------  ------------
  Net increase                                              10,177,284     3,916,542
NET ASSETS at beginning of year                            140,126,994   136,210,452
                                                          ------------  ------------
NET ASSETS at end of year                                 $150,304,278  $140,126,994
                                                          ------------  ------------
                                                          ------------  ------------

                        See Notes to Financial Statements

INTERMEDIATE-TERM BOND FUND
Statement of Investments                                      September 30, 1996
----------------------------------------------

PRINCIPAL
AMOUNT                                            VALUE
-----------                                    ------------
 CORPORATE BONDS                8.3%
$   800,000 Ford Motor Co. CMO 1993-A
             5.78% Due 1/01/1999               $    787,359
  2,500,000 General Telephone Of
             California 6.75% Due
             12/01/1997                           2,506,580
  1,500,000 New Jersey Bell Tel Deb
             4.875% Due 11/1/2000                 1,399,022
  1,500,000 Pepsico Inc. 7.625% Due
             12/18/1998                           1,530,000
                                               ------------
Total Corporate Bonds (Cost $6,270,126)        $  6,222,961
                                               ------------
 UNITED STATES GOVERNMENT AND AGENCY
  OBLIGATIONS                      90.1%
$ 2,000,000 Federal Home Loan Bank
             Notes 6.27% Due
             1/14/2004                         $  1,907,616
  1,000,000 Federal Home Loan
             Mortgage Corp. 8.15%
             Due 9/12/2006                        1,004,512
  1,000,000 Federal Home Loan
             Mortgage Corp. 6.355%
             Due 8/8/2005                           950,888
  1,000,000 Federal Home Loan
             Mortgage Corp. 6.91%
             Due 6/20/2005                          972,683
  1,000,000 Federal Home Loan
             Mortgage Corp. 7.29%
             Due 4/7/2004                           989,930
  1,013,348 Federal Home Loan
             Mortgage Corp. #A
             CMO 8.75% Due
             07/15/2000                           1,029,043
  1,500,000 Federal Home Loan
             Mortgage Corp. CMO
             1489G 5.85% Due
             10/15/2006                           1,443,839
  1,000,000 Federal Home Loan
             Mortgage Corp. CMO 1331
             H 7% Due 11/15/2005                  1,006,559
  4,146,667 Federal Home Loan
             Mortgage Corp. CMO
             1278G 7.00% Due
             11/15/2020                           4,162,752
  1,000,000 Federal Home Loan
             Mortgage Corp. CMO 1324
             VC
             7.00% Due 6/15/2001
             1324Vc                               1,008,329
     18,585 Federal Home Loan
             Mortgage Corp. Pool
             #200030 9.00% Due
             03/01/2001                              19,339
     51,637 Federal Home Loan
             Mortgage Corp. Pool
             #200034 8.50% Due
             05/01/2001                              53,148
     24,707 Federal Home Loan
             Mortgage Corp. Pool
             #200035 9.00% Due
             05/01/2001                              25,709
     92,328 Federal Home Loan
             Mortgage Corp. Pool
             #200040 9.00% Due
             06/01/2001                              96,075
     79,883 Federal Home Loan
             Mortgage Corp. Pool
             #200070 7.50% Due
             04/01/2002                              80,136

PRINCIPAL
AMOUNT                                            VALUE
-----------                                    ------------
UNITED STATES GOVERNMENT AND AGENCY
  OBLIGATIONS (CONTINUED)
$   134,744 Federal Home Loan
             Mortgage Corp. Pool
             #200071 7.50% Due
             05/01/2002                        $    135,171
    122,999 Federal Home Loan
             Mortgage Corp. Pool
             #212242 7.50% Due
             07/01/2001                             123,556
     31,005 Federal Home Loan
             Mortgage Corp. Pool
             #212719 7.50% Due
             08/01/2001                              31,145
     85,342 Federal Home Loan
             Mortgage Corp. Pool
             #213857 7.50% Due
             11/01/2001                              85,728
     32,369 Federal Home Loan
             Mortgage Corp. Pool
             #214040 7.50% Due
             12/01/2001                              32,515
    146,145 Federal Home Loan
             Mortgage Corp. Pool
             #251478 7.00% Due
             12/01/1998                             145,679
      2,108 Federal Home Loan
             Mortgage Corp. Pool
             #297945 7.50% Due
             05/01/1997                               2,086
     56,740 Federal Home Loan
             Mortgage Corp. Pool
             #309883 7.00% Due
             09/01/1998                              56,445
     76,222 Federal Home Loan
             Mortgage Corp. Pool
             #320139 8.00% Due
             09/01/2001                              77,737
    648,043 Federal Home Loan
             Mortgage Corp. Remic
             1680E 6.50% Due
             2/15/2024                              614,046
    660,000 Federal Home Loan
             Mortgage Corp.Str Note
             4.90% Due 9/3/2003                     647,634
  1,000,000 Federal Home Loan
             Mortgage. Corp. CMO
             1534 F 6.00% Due
             04/15/2020                             966,039
  1,000,000 Federal National Mortgage
             Association CMO G93-8PG
             6.50% Due 7/25/2018                    969,529
  2,000,000 Federal National Mortgage
             Association
             6.38% Due 6/25/2003                  1,931,938
  1,000,000 Federal National Mortgage
             Association
             6.25% Due 1/14/2004                    954,329
  1,500,000 Federal National Mortgage
             Association 6.24% Due
             1/28/2004                            1,418,099
    111,112 Federal National Mortgage
             Association CMO
             1991-19G 7% Due
             02/25/2019                             110,728
  2,000,000 Federal National Mortgage
             Association CMO
             1993-162C 3.00% Due
             8/25/2023                            1,767,918

See Notes to Financial Statements      46

Statement of Investments                                      September 30, 1996
----------------------------------------------

PRINCIPAL
AMOUNT                                            VALUE
-----------                                    ------------
UNITED STATES GOVERNMENT AND AGENCY
  OBLIGATIONS (CONTINUED)
$ 1,000,000 Federal National Mortgage
             Association CMO
             1994-10M 6.50% Due
             06/25/2023                        $    950,219
    661,779 Federal National Mortgage
             Association CMO 93-244A
             0% Due 11/25/2023                      619,617
  2,000,000 Federal National Mortgage
             Association CMO
             G93-27AE 6.00% Due
             11/25/2019                           1,835,338
  1,000,000 Federal National Mortgage
             Association Note 7.00%
             Due 8/12/2002                          985,139
      4,110 Federal National Mortgage
             Association Pool #
             31435 8.50% Due
             08/01/2001                               4,239
    764,780 Federal National Mortgage
             Association Pool
             #050987 6.50% Due
             2/1/2009                               747,212
     41,052 Federal National Mortgage
             Association Pool #26607
             9.00% Due 05/01/2001                    42,876
     21,750 Federal National Mortgage
             Association Pool #26707
             9.00% Due 05/01/2001                    22,717
     92,258 Federal National Mortgage
             Association Pool #28645
             9.00% Due 06/01/2001                    96,357
    191,279 Federal National Mortgage
             Association Pool #28785
             9.00% Due 06/01/2001                   199,777
     35,930 Federal National Mortgage
             Association Pool #29470
             9.00% Due 07/01/2001                    37,526
      9,609 Federal National Mortgage
             Association Pool #29658
             8.50% Due 07/01/2001                     9,909
     82,528 Federal National Mortgage
             Association Pool #30409
             8.50% Due 09/01/2001                    85,112
    160,171 Federal National Mortgage
             Association Pool #46609
             8.00% Due 05/01/2002                   163,800
    251,814 Federal National Mortgage
             Association Pool #46872
             8.00% Due 05/01/2002                   257,162
     18,471 Federal National Mortgage
             Association Pool #47137
             8.00% Due 05/01/2002                    18,890
PRINCIPAL
AMOUNT                                            VALUE
-----------                                    ------------
UNITED STATES GOVERNMENT AND AGENCY
  OBLIGATIONS (CONTINUED)
$   154,587 Federal National Mortgage
             Association Pool #47402
             8.00% Due 05/01/2002              $    158,090
    166,380 Federal National Mortgage
             Association Pool #47932
             8.00% Due 05/01/2002                   170,150
    101,754 Federal National Mortgage
             Association Pool #48103
             8.00% Due 05/01/2002                   104,059
     33,009 Federal National Mortgage
             Association Pool #7242
             8.50% Due 07/01/2001                    34,042
  1,266,553 Federal National Mortgage
             Association Pool #82407
             9.00% Due 3/1/2004                   1,323,255
    414,498 Federal National Mortgage
             Association Pool #87277
             7.50% Due 4/1/2018                     418,921
  1,338,545 Federal National Mortgage
             Association CMO 1992-9G
             7.00% Due 7/25/2005                  1,345,250
    783,001 Federal National Mortgage
             Association CMO
             1993-194E 5.70% Due
             6/25/2008                              718,206
    500,000 Federal National Mortgage
             Association CMO
             1993-167 6.35% Due
             1/25/2022                              473,340
  1,000,000 Federal National Mortgage
             Association CMO
             1993-38V 5.75% Due
             8/25/2021                              917,779
  2,000,000 Federal National Mortgage
             Association, 7.46% Due
             9/30/1999                            2,029,678
  1,000,000 Federal National Mortgage
             Association, 6.58% Due
             3/1/2006                               951,489
  1,000,000 Federal National
             Mortgage. Assoc. CMO
             G93-3G 6.00% Due
             06/25/2018                             951,219
  1,000,000 Federal Home Loan
             Mortgage Corp. CMO
             1611-I 6.00% Due
             2/15/2023                              926,349
    500,000 Federal Home Loan
             Mortgage Corp. CMO
             1624-M 6.00% Due
             12/15/2008                             461,235
  1,024,274 Federal National Mortgage
             Association CMO
             X-225C-UC 6.25% Due
             9/25/2022                              919,623
    850,652 Government National
             Mortgage Association
             Pool #354611 7.00% Due
             7/15/2023                              819,018
     10,000 United States Treasury
             Bonds 3.50% due
             11/15/1998                               9,834
 10,000,000 United States Treasury
             Notes 7.875% due
             11/15/1999                          10,434,360

See Notes to Financial Statements      47

Statement of Investments                                      September 30, 1996
----------------------------------------------

PRINCIPAL
AMOUNT                                            VALUE
-----------                                    ------------
UNITED STATES GOVERNMENT AND AGENCY
  OBLIGATIONS (CONTINUED)
$ 5,000,000 United States Treasury
             Zero Coupon 0% due
             2/15/1998                         $  4,612,244
  4,000,000 United States Treasury
             Zero Coupon 0% due
             2/15/1999                            3,459,035
  4,000,000 United States Treasury
             Zero Coupon 0% due
             8/15/2002                            2,739,636
  3,000,000 United States Treasury
             Zero Coupon 0% due
             2/15/2000                            2,428,197
                                               ------------
Total United States Government and Agency
  Obligations (Cost $66,523,933)               $ 67,301,779
                                               ------------
PRINCIPAL
AMOUNT                                            VALUE
-----------                                    ------------
UNITED STATES GOVERNMENT AND AGENCY
  OBLIGATIONS (CONTINUED)
SHORT TERM INVESTMENTS          0.5%
UNITED STATES GOVERNMENT AND
  AGENCY OBLIGATIONS
$   400,000 Federal Home Loan Board
             Discount Note 5.70% Due
             10/01/1996 (Cost
             $400,000)                         $    400,000
                                               ------------
Total Investments (Cost $73,194,059)   98.9%   $ 73,924,740
Other Assets, Less Liabilities          1.1%        829,220
                                      ------   ------------
Net Assets                            100.0%   $ 74,753,960
                                      ------   ------------
                                      ------   ------------

See Notes to Financial Statements      48

                 Statement of Assets and Liabilities          September 30, 1996
                 ---------------------------------------------------------------

ASSETS:
  Investments in securities at value (Cost
  $73,194,059)--Note 2(A)                                    $73,924,740
  Cash                                                            61,238
  Receivable for units sold                                       63,703
  Interest receivable                                            813,062
  Other assets                                                    16,828
                                                             -----------
                                                              74,879,571
LIABILITIES:
  Payable for units redeemed                        $25,593
  Payable to investment managers                     22,369
  Accrued expenses                                   77,649      125,611
                                                    -------  -----------
NET ASSETS at value, applicable to 2,550,981
  outstanding units of
  beneficial interest--Note 5                                $74,753,960
                                                             -----------
                                                             -----------
NET ASSET VALUE offering and redemption price per
  unit
  ($74,753,960 divided by 2,550,981 units)                   $     29.30
                                                             -----------
                                                             -----------

                 Statement of Operations           Year Ended September 30, 1996
                 ---------------------------------------------------------------

INVESTMENT INCOME:
  Income:
    Interest                                              $5,947,702
                                                          ----------
       Total Income                                                   $5,947,702
  Expenses:
    Investment manager's fees--Note 3(A)                     303,786
    Shareholder servicing fees and expenses--Note 3(B)       403,716
    Custodian fees and expenses                               25,632
    Legal and auditing fees                                   19,775
    Consultant fees                                           10,389
    Trustees' fees and expenses--Note 3(C)                    20,275
    Insurance premiums                                        18,188
    Other                                                     26,323
                                                          ----------
       Total Expenses                                                    828,084
                                                                      ----------
INVESTMENT INCOME--NET                                                 5,119,618
REALIZED GAIN AND UNREALIZED (LOSS) ON INVESTMENTS--Note
  4:
  Net realized gain on investments                           672,005
  Unrealized (depreciation) on investments                (2,099,642)
                                                          ----------
NET REALIZED AND UNREALIZED (LOSS) ON INVESTMENTS                     (1,427,637)
                                                                      ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                  $3,691,981
                                                                      ----------
                                                                      ----------

                        See Notes to Financial Statements

             INTERMEDIATE-TERM BOND FUND
             (CONTINUED)
                 Statement of Changes in Net Assets
                 ---------------------------------------------------------------

                                                          YEAR ENDED   YEAR ENDED
                                                            9/30/96      9/30/95
                                                          -----------  -----------
OPERATIONS:
  Investment income--net                                  $ 5,119,618  $ 5,519,273
  Net realized gain on investments                            672,005      148,558
  Unrealized appreciation (depreciation) on investments    (2,099,642)   2,902,615
                                                          -----------  -----------
  Net increase in net assets resulting from operations      3,691,981    8,570,446
                                                          -----------  -----------
CAPITAL TRANSACTIONS--Note 5:
  Value of units sold                                       8,291,530   11,398,598
  Value of units redeemed                                 (27,711,540) (19,266,677)
                                                          -----------  -----------
  Net (decrease) in net assets resulting from capital
  transactions                                            (19,420,010)  (7,868,079)
                                                          -----------  -----------
  Net increase (decrease)                                 (15,728,029)     702,367
NET ASSETS at beginning of year                            90,481,989   89,779,622
                                                          -----------  -----------
NET ASSETS at end of year                                 $74,753,960  $90,481,989
                                                          -----------  -----------
                                                          -----------  -----------

                        See Notes to Financial Statements

SHORT-TERM INVESTMENT FUND
Statement of Investments                                      September 30, 1996
----------------------------------------------

PRINCIPAL
AMOUNT                                            VALUE
-----------                                    ------------
COMMERCIAL PAPER                        3.9%
$ 1,000,000 Merrill Lynch 5.30% Due
             10/4/1996 (Cost
             $999,558)                         $    999,558
                                               ------------
CORPORATE NOTES                         6.7%
$   500,000 CSX Transportation Inc.
             5.55% Due 3/15/1997               $    499,659
    106,000 Merrill Lynch Note 5.00%
             Due 12/15/1996                         105,854
    500,000 Pacific Gas & Electric
             4.90% Due 12/9/1996                    499,543
    500,000 Pepsico Inc. 5.00% Due
             2/24/1997                              499,065
    105,000 Pitney Bowes Credit Corp.
             5.625% Due 2/15/1997                   104,959
                                               ------------
Total Commercial Paper (Cost $1,710,294)       $  1,709,080
                                               ------------
 UNITED STATES GOVERNMENT AND AGENCY
  OBLIGATIONS                          90.8%
$   500,000 Federal Farm Credit Bank
             4.61% Due 12/10/1996              $    499,381
  1,000,000 Federal Farm Credit Bank
             4.95% Due 3/3/1997                     997,685
    500,000 Federal Farm Credit Bank
             4.20% Due 10/28/1996                   499,497
    250,000 Federal Home Loan Bank
             5.61% Due 1/26/1998                    248,472
    250,000 Federal Home Loan Bank
             4.72% Due 12/30/1996                   249,515
    400,000 Federal Home Loan Bank
             5.49% Due 1/16/1998                    397,400
  1,000,000 Federal Home Loan Bank
             5.255% Due 1/29/1997                   998,929
    500,000 Federal Home Loan Bank
             4.60% Due 12/16/1996                   499,290
    500,000 Federal Home Loan Bank
             5.41% Due 3/14/1997                    499,312
    500,000 Federal Home Loan Bank
             5.35% Due 3/14/1997                    499,445
    500,000 Federal Home Loan Bank
             5.035% Due 3/6/1997                    498,993
    750,000 Federal Home Loan Bank
             4.575% Due 11/12/1996                  749,115
    450,000 Federal Home Loan Bank
             4.57% Due 12/30/1996                   449,001

PRINCIPAL
AMOUNT                                            VALUE
-----------                                    ------------
UNITED STATES GOVERNMENT AND AGENCY
  OBLIGATIONS (CONTINUED)
$   750,000 Federal Home Loan Bank
             4.75% Due 1/13/1997               $    748,371
    100,000 Federal Home Loan Bank
             4.61% Due 1/6/1997                      99,801
    450,000 Federal Home Loan
             Mortgage Corp. 4.625%
             Due 11/15/1996                         450,000
    200,000 Federal Home Loan
             Mortgage Corp. 4.525%
             Due 1/27/1997                          199,377
    250,000 Federal Home Loan
             Mortgage Corp. 4.80%
             Due 1/20/1997                          249,657
    150,000 Federal Home Loan
             Mortgage Corp. Note
             5.20% Due 8/4/1997                     149,108
    500,000 Federal Home Loan
             Mortgage Corp.
             Structured Note 5.10%
             Due 1/13/1997                          499,370
    500,000 Federal Home Loan
             Mortgage Corp. 5.47%
             Due 4/1/1997                           499,913
     30,000 Federal National Mortgage
             Association 5.35% Due
             10/10/1997                              30,000
    250,000 Federal National Mortgage
             Association 4.5% Due
             11/1/1996                              249,717
    750,000 Federal National Mortgage
             Association Discount
             Note 5.24% Due
             10/2/1996                              749,890
  1,000,000 Federal National Mortgage
             Association Medium Term
             Note 5.60% Due 11/1/96                 999,934
    500,000 Tennessee Valley
             Authority
             Discount Note
             4.60% Due 12/15/1996                   498,992
 10,800,000 Tennessee Valley
             Authority
             Discount Note
             5.14% Due 10/02/1996                10,798,456
                                               ------------
Total United States Government and Agency
Obligations (Cost $23,312,953)                 $ 23,308,621
                                               ------------
Total Investments (Cost $26,022,805)           $ 26,017,259
Liabilities, net of other assets       -1.4%       (349,172)
                                      ------   ------------
Net Assets                            100.0%   $ 25,668,087
                                      ------   ------------
                                      ------   ------------

See Notes to Financial Statements      51

                 Statement of Assets and Liabilities          September 30, 1996
                 ---------------------------------------------------------------

ASSETS:
  Investments in securities at value (Cost
  $26,022,805)--Note 2(A)                                     $26,017,259
  Cash                                                            172,835
  Receivable for units sold                                        31,668
  Interest receivable                                             214,535
  Other assets                                                     14,475
                                                              -----------
                                                               26,450,772
LIABILITIES:
  Payable for units redeemed                        $720,477
  Payable to investment managers                       5,352
  Accrued expenses                                    56,856      782,685
                                                    --------  -----------
NET ASSETS at value, applicable to 1,267,898
  outstanding units of
  beneficial interest--Note 5                                 $25,668,087
                                                              -----------
                                                              -----------
NET ASSET VALUE offering and redemption price per
  unit
  ($25,668,087 divided by 1,267,898 units)                    $     20.24
                                                              -----------
                                                              -----------

                 Statement of Operations           Year Ended September 30, 1996
                 ---------------------------------------------------------------

INVESTMENT INCOME:
  Income:
    Interest                                              $1,487,757
                                                          ----------
       Total Income                                                   $1,487,757
  Expenses:
    Investment manager's fees--Note 3(A)                      66,957
    Shareholder servicing fees and expenses--Note 3(B)       158,931
    Custodian fees and expenses                               16,262
    Legal and auditing fees                                   18,074
    Consultant fees                                            6,932
    Trustees' fees and expenses--Note 3(C)                    20,276
    Medical and life insurance                                 8,136
    Printing and postage                                       8,839
    Other                                                     15,284
                                                          ----------
       Total Expenses                                        319,691
       Less expense reimbursement--Note 3(A)                (105,450)
                                                          ----------
       Net Expenses                                                      214,241
                                                                      ----------
INVESTMENT INCOME--NET                                                 1,273,516
REALIZED AND UNREALIZED (LOSS) ON INVESTMENTS--Note 4:
  Realized gain on investments                                --
  Unrealized (depreciation) on investments                   (12,603)
                                                          ----------
NET REALIZED AND UNREALIZED (LOSS) ON INVESTMENTS                        (12,603)
                                                                      ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                  $1,260,913
                                                                      ----------
                                                                      ----------

                        See Notes to Financial Statements

             SHORT-TERM INVESTMENT FUND
             (CONTINUED)
                 Statement of Changes in Net Assets
                 ---------------------------------------------------------------

                                                          YEAR ENDED   YEAR ENDED
                                                            9/30/96      9/30/95
                                                          -----------  -----------
OPERATIONS:
  Investment income--net                                  $ 1,273,516  $ 1,437,317
  Net realized gain on investments                            --           --
  Unrealized appreciation (depreciation) on investments       (12,603)      29,085
                                                          -----------  -----------
  Net increase in net assets resulting from operations      1,260,913    1,466,402
                                                          -----------  -----------
CAPITAL TRANSACTIONS--Note 5:
  Value of units sold                                      11,983,285   11,985,311
  Value of units redeemed                                 (14,936,022) (16,066,312)
                                                          -----------  -----------
  Net (decrease) in net assets resulting from capital
  transactions                                             (2,952,737)  (4,081,001)
                                                          -----------  -----------
  Net (decrease)                                           (1,691,824)  (2,614,599)
NET ASSETS at beginning of year                            27,359,911   29,974,510
                                                          -----------  -----------
NET ASSETS at end of year                                 $25,668,087  $27,359,911
                                                          -----------  -----------
                                                          -----------  -----------

                        See Notes to Financial Statements

                 NOTES TO FINANCIAL STATEMENTS
                 NOTE 1--GENERAL
                     Participation in RSI Retirement Trust ("RSI") is limited to
                 IRA's and trusts established by eligible employers, which include banks, savings banks, credit unions, savings and loan associations and other organizations determined by the Trustees of RSI to have business interests in common with organizations participating in RSI. Such trusts are exempt from taxation under Section 501(a) of the Internal Revenue Code ("Code") and have been established under pension or profit sharing plans which are qualified under Section 401 of the Code ("Participating Plans").

                     In order to provide investment products to Participating
                 Plans, RSI operates, pursuant to an Agreement and Declaration of Trust amended effective as of August 31, 1984 ("Trust Agreement"), as a series fund currently issuing as of September 30, 1996 seven classes of units of beneficial interest: Core Equity Fund, Emerging Growth Equity Fund, Value Equity Fund, International Equity Fund, Actively Managed Bond Fund, Intermediate-Term Bond Fund and Short-Term Investment Fund ("Investment Funds"). The Trust Agreement was amended in 1984 to provide for the continued operation of RSI as an open-end management investment company under the Investment Company Act of 1940 ("Act"). Retirement System Distributors Inc. ("Distributors") acts as the distributor of the Investment Funds' units of beneficial interest. The Distributor is a wholly owned subsidiary of Retirement System Group Inc. ("Group").

                     On April 24, 1992, the remaining unitholders of RSI's
                 Dedicated Bond Fund sold their units and the proceeds were used to purchase units in other RSI fixed-income funds. The Dedicated Bond Fund has been inactive subsequent to this date, but may be reactivated again, should a number of clients elect to "immunize" their retiree liabilities. The financial highlights of the Dedicated Bond Fund are presented for the period from October 1, 1991 through April 24, 1992, the date on which all of its units were redeemed.

                     The financial statements of the Investment Funds are
                 presented on a combined and individual basis. The combined financial statements should be read in conjunction with the individual financial statements.

                 1996 ANNUAL MEETING RESULTS:

                     On July 1, 1996, RSI held its Annual Meeting of Trust
                 Participants to consider: (1) the election of four Trustees for terms of three years; (2) ratification or rejection of McGladrey & Pullen as independent accountants of RSI for the fiscal year ending September 30, 1996; and (3) whether or not to increase the annual retainer fees and meetings fees paid to Trustees. These results, which are unaudited, are on the following page.

                     PROPOSAL 1: ELECTION OF TRUSTEES
--------------------------------------------------------------------------
              SHARES      % OF SHARES VOTED      % OF OUTSTANDING SHARES
NOMINEE:
William Dannecker
FOR         12,217,386            99.98                     72.53
AGAINST          1,850              .02                     10.98
ABSTAIN              0               --                        --

NOMINEE:
Covington Hardee
FOR         11,205,043            90.95                     66.52
AGAINST      1,014,193             9.05                      6.02
ABSTAIN              0               --                        --

NOMINEE:
Maurice E. Kinkade
FOR         11,342,779            92.27                     67.34
AGAINST        876,457             7.73                      5.20
ABSTAIN              0               --                        --

NOMINEE:
William G. Lillis
FOR         11,587,396            94.55                     68.79
AGAINST        631,840             5.45                      3.75
ABSTAIN              0               --                        --


             PROPOSAL 2: APPROVAL OF INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------

              SHARES      % OF SHARES VOTED      % OF OUTSTANDING SHARES
FOR         12,217,398            99.98                     72.53
AGAINST              0               --                        --
ABSTAIN          1,837             0.02                     10.91

                   PROPOSAL 3: APPROVAL OF INCREASE IN
              ANNUAL RETAINER FEES AND TRUSTEE MEETING FEES
--------------------------------------------------------------------------

              SHARES      % OF SHARES VOTED      % OF OUTSTANDING SHARES
FOR         10,893,829            87.83                     64.67
AGAINST      1,294,039            11.88                      7.68
ABSTAIN         31,367             0.29                      0.19

                 NOTE 2--SIGNIFICANT ACCOUNTING POLICIES

                 (A) SECURITIES VALUATION:  Except for debt securities with remaining maturities of 60 days or less, investments for which market prices are available are valued as follows:

                     (1)each listed security is valued at its closing price
                        obtained from the respective exchange on which the security is listed, or, if there were no sales on that day, at its last reported closing or bid price. For international securities other than those traded on Far East markets, the last recorded prices at the close of business on the New York Stock Exchange are used to price the holdings. For securities traded in the Far East markets, the closing prices are used to value the securities.

                     (2)each unlisted security quoted on the NASDAQ is valued at the last current bid price obtained from the NASDAQ;

                     (3)United States Government and agency obligations and
                        certain other debt obligations are valued based upon bid quotations from various market makers for identical or similar obligations.

                     (4)mortgage-backed securities and asset-backed securities
                        are valued with a cash flow model based on both the pre-payment assumptions (Public Securities Association median) and the price-yield spreads over comparable United States Treasury Securities.

                     (5)short-term money market instruments (such as
                        certificates of deposit, bankers' acceptances and commercial paper) are valued by bid quotations or by reference to bid quotations of available yields for similar instruments of issuers with similar credit rating.

                     Debt securities with remaining maturities of 60 days or
                 less are valued on the basis of amortized cost. In the absence of an ascertainable market value, investments are valued at their fair value as determined by the officers of RSI using methods and procedures reviewed and approved by RSI's Trustees.

                     Investments and other assets and liabilities denominated in foreign currencies are translated to US. dollars at the prevailing rates of exchange. It is not practical to isolate that portion of income arising from changes in the exchange rates from the portion arising from changes in the market prices of securities.

                 (B) SECURITIES TRANSACTIONS AND INVESTMENT INCOME:  Securities
                     transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on a specific cost basis. Dividend income is recognized on the ex-dividend date or when the dividend information is known; interest income, including, where applicable, amortization of discount and premium on investments and zero coupon bonds, is recognized on an accrual basis.

                     The Investment Funds may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Investment Funds' Manager, subject to the sellers' agreement to repurchase and the Funds' agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the Investment Funds' custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Investment Funds will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the Investment Funds maintain the right to sell the underlying securities at market value and may claim any resulting loss against the seller.

                 (C) DIVIDENDS TO UNITHOLDERS:  RSI does not normally declare nor pay dividends on its net investment income or capital gains.

                 (D) FEDERAL INCOME TAXES:  RSI has received a determination letter from the Internal Revenue Service stating that it is exempt from taxation under Section 501(a) of the Internal Revenue Code with respect to funds derived from Participating Plans which are pension or profit sharing trusts maintained in conformity with Section 401 of the Code.

                 (E) ACCOUNTING ESTIMATES:  The preparation of financial
                     statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

                 (F) OTHER:  RSI accounts separately for the assets, liabilities and operations of each Investment Fund. Expenses directly attributed to each Investment Fund are charged to that Investment Fund's operations; expenses which are applicable to all Investment Funds are allocated among them.

                     Administrative expenses incurred by RSI relating to the administration of Plans of Participation are charged to Full Participation Employers (as defined in the Trust Agreement) and are not included in the operation of the Investment funds.

                     The Investment Funds may enter into financial futures contracts which require initial margin deposits of cash or U.S. Government securities equal to approximately 10% of the value of the contract. During the period the financial futures are open, changes in the value of the contracts are recognized by "marking to market" on a daily basis to reflect the market value of the contracts at the close of each day's trading. Accordingly, variation margin payments are made or received to reflect daily unrealized gains or losses. The Investment Fund is exposed to market risk as a result of movements in securities, values and interest rates.

                     The Investment Funds may write options on equity securities. Premiums received for options written are recorded as a liability and "marked to market" daily to reflect the current value of the option written. If the written option is exercised prior to expiration, the premium received is treated as a realized gain. If the written option is exercised, the premium received is added to the sale proceeds of the underlying security.

                 NOTE 3--INVESTMENT MANAGERS' FEES AND OTHER
                 TRANSACTIONS WITH AFFILIATES

                 (A) Retirement System Investors Inc. ("Investors") is the
                     Investment Advisor for each Investment Fund. Investors has retained sub-advisors to manage the International Equity Fund and the Emerging Growth Equity Fund. Investors acts as Investment Manager to the remaining Trust Investment Funds, and in the case of all Investment Funds, exercises general oversight with respect to the portfolio management, including reporting of manager performance to the Trustees and Investment Committee, compliance matters, sub-advisory portfolio analysis, and presentations to unitholders. Prior to April 1, 1995, NFJ Investment Group was the sub-advisor of the Value Equity Fund.

                     Fees incurred by Investors pursuant to the provisions of its investment management contracts are payable monthly to Investors and quarterly to all sub-advisors and are computed based on the value of the net assets of each Investment Fund determined on a monthly or quarterly bases as appropriate at the rates listed in the following table.

INVESTMENT FUND                       INVESTMENT MANAGER                       FEE
----------------------------  ----------------------------------  -----------------------------
Core Equity Fund              Retirement System Investors Inc.    .60% on first $50 million
                                                                  .50% on next $150 million,
                                                                  and .40% over $200 million
Value Equity Fund             Retirement System Investors Inc.    .60% on first $10 million,
                                                                  .50% on next $10 million,
                                                                  .40% on next $20 million,
                                                                  .30% on next $20 million,
                                                                  .20% on next $40 million,
                                                                  .15% on next $50 million,
                                                                  and .10% over $150 million
Emerging Growth Equity Fund   Friess Associates, Inc.             1.00%
                              (Sub-adviser)                       1.00% on first $25 million,
                              The Putnam Advisory                 and .75% over $25 million
                              Company, Inc. (Sub-adviser)

INVESTMENT FUND                       INVESTMENT MANAGER                       FEE
----------------------------  ----------------------------------  -----------------------------
International Equity Fund     Morgan Grenfell Investment          .60% on first $50 million,
                              Services Limited                    and .50% over $50 million
                              (Sub-adviser)
Actively Managed Bond Fund    Retirement System Investors Inc.    .40% on first $50 million,
                                                                  .30% on next $100 million,
                                                                  and .20% over $150 million
Intermediate-Term Bond Fund   Retirement System Investors Inc.    .40% on first $50 million,
                                                                  .30% on next $100 million,
                                                                  and .20% over $150 million
Short-Term Investment Fund    Retirement System Investors Inc.    .25 on first $50 million,
                                                                  and .20% over $50 million

                     RSI's investment management agreement with Investors provides for RSI to receive a management fee of 0.20% per annum of the average daily net assets of the Investment Funds that employ a sub-advisor. For the year ended September 30, 1996, Investors has voluntarily waived a portion of its investment manager's fee from the Short-Term Investment Fund amounting to $105,450, to limit the Funds annual expenses to 0.80% of average net assets.

                 (B) Shareholder servicing fees and expenses for the year ended
                     September 30, 1996 consist of fees paid to Retirement System Consultants Inc., (a subsidiary of Group) under a contract for providing administrative services for the Investment Funds. The fee arrangement applicable for each of the investment funds is as follows:

AVERAGE NET ASSETS                    FEE
---------------------------------  ---------
First $25 million                        .60%
Next $25 million                         .50%
Next $25 million                         .40%
Next $25 million                         .30%
Over $100 million                        .20%

                 (C) Each Trustee who is not an officer of RSI receives an
                     annual fee of $9,500 and a fee of $950 per meeting attended, except that such fee is $400 for a telephonic meeting. In addition, the chair of each committee receives an additional $100 per meeting attended. Several Trustees also participate in a deferred compensation plan which permits each Trustee to defer payment of a portion of their fees. A Trustee and all officers of RSI are also officers of Group and its subsidiaries.

                 NOTE 4--SECURITIES TRANSACTIONS
                     The following summarizes the securities transactions, other than short-term securities, by the various Investment Funds for the year ended September 30, 1996:

                                                       PURCHASES           SALES
                                                    ----------------  ----------------
Core Equity Fund                                    $     20,591,420  $     18,876,866
Value Equity Fund                                         28,912,110        27,309,391
Emerging Growth Equity Fund                              118,947,460       123,134,187
International Equity Fund                                 23,212,808        17,774,439
Actively Managed Bond Fund                                38,040,465        24,452,623
Intermediate-Term Bond Fund                               10,825,211        24,223,140

                     Net unrealized appreciation (depreciation) consisting of
                 gross unrealized appreciation and gross unrealized depreciation at September 30, 1996 for each of the Investment Funds was as follows:

                                     NET UNREALIZED                         GROSS
                                      APPRECIATION    GROSS UNREALIZED    UNREALIZED
                                     (DEPRECIATION)     APPRECIATION     DEPRECIATION
                                    ----------------  ----------------  --------------
Core Equity Fund                    $    116,694,213  $    116,758,721  $      (64,508)
Value Equity Fund                          9,436,271         9,743,576        (307,305)
Emerging Growth Equity Fund               24,154,266        26,330,167      (2,175,901)
International Equity Fund                  5,697,472         7,074,342      (1,376,870)
Actively Managed Bond Fund                   874,038         2,429,273      (1,555,235)
Intermediate-Term Bond Fund                  730,681         1,444,334        (713,653)
Short-Term Investment Fund                    (5,546)            5,037         (10,583)

                     The following summarizes the market value of securities
                 that were on loan to brokers and the value of securities and cash held as collateral for these loans at September 30, 1996:

                                                          VALUE OF
                                                         SECURITIES       VALUE OF
                                                           LOANED        COLLATERAL
                                                       --------------  --------------
Core Equity Fund                                       $    1,745,656  $    1,855,044
Value Equity Fund                                           3,756,622       3,953,149
Emerging Growth Equity Fund                                22,314,509      23,784,418
International Equity Fund                                   3,110,798       3,324,391
Actively Managed Bond Fund                                 27,601,790      28,314,838
Intermediate Term Bond Fund                                 4,471,964       4,563,000

                     These securities lending arrangements may result in
                 significant credit exposure in the event the counterparty to the transaction was unable to fulfill its contractual obligations. In accordance with industry practice, the securities lending agreements are generally collaterized by cash or securities with a market value in excess of the Investment Funds obligation under the contract. The Investment Funds attempt to minimize credit risk associated with these activities by monitoring broker credit exposure and collateral values on a daily basis and requiring additional collateral to be deposited with or returned to the Investment Funds when deemed necessary.

                     For the year ended September 30, 1996 the Value Equity
                 Fund, Emerging Growth Equity Fund and the International Equity Fund each had expenses paid through brokerage/service arrangements which amounted to $11,620, $36,673, and $20,083, respectively.

                 NOTE 5--CAPITAL TRANSACTIONS:
                     At September 30, 1996 there were an unlimited number of
                 units of beneficial interest authorized for each Investment
                 Fund.

                     Transactions in the units of beneficial interest of each
                 Investment Fund for the year ended September 30, 1996 were as follows:

                                     CORE EQUITY             VALUE EQUITY
                                        FUND                     FUND
                               -----------------------  ----------------------
                                 UNITS       AMOUNT       UNITS      AMOUNT
                               ---------  ------------  ---------  -----------
Units sold                       338,372  $ 17,141,226    171,011  $ 6,089,364
Units redeemed                  (562,143)  (28,996,541)  (197,341)  (7,173,870)
                               ---------  ------------  ---------  -----------
Net (decrease)                  (223,771) $(11,855,315)   (26,330) $(1,084,506)
                               ---------  ------------  ---------  -----------
                               ---------  ------------  ---------  -----------

                                   EMERGING GROWTH          INTERNATIONAL
                                     EQUITY FUND             EQUITY FUND
                               -----------------------  ----------------------
                                 UNITS       AMOUNT       UNITS      AMOUNT
                               ---------  ------------  ---------  -----------
Units sold                       182,662  $ 10,600,409    209,851  $ 8,808,775
Units redeemed                  (228,340)  (13,437,810)  (108,338)  (4,705,939)
                               ---------  ------------  ---------  -----------
Net increase (decrease)          (45,678) $ (2,837,401)   101,513  $ 4,102,836
                               ---------  ------------  ---------  -----------
                               ---------  ------------  ---------  -----------

                                  ACTIVELY MANAGED         INTERMEDIATE-TERM
                                      BOND FUND                BOND FUND
                               -----------------------  -----------------------
                                 UNITS       AMOUNT       UNITS       AMOUNT
                               ---------  ------------  ---------  ------------
Units sold                       942,767  $ 28,269,160    289,856  $  8,291,530
Units redeemed                  (797,462)  (24,124,192)  (969,774)  (27,711,540)
                               ---------  ------------  ---------  ------------
Net increase (decrease)          145,305  $  4,144,968   (679,918) $(19,420,010)
                               ---------  ------------  ---------  ------------
                               ---------  ------------  ---------  ------------

                                     SHORT-TERM
                                   INVESTMENT FUND
                               -----------------------
                                 UNITS       AMOUNT
                               ---------  ------------
Units sold                       608,462  $ 11,983,285
Units redeemed                  (757,202)  (14,936,022)
                               ---------  ------------
Net (decrease)                  (148,740) $ (2,952,737)
                               ---------  ------------
                               ---------  ------------

                     Transactions in the units of beneficial interest of each
                 Investment Fund for the year ended September 30, 1995 were as follows:

                                     CORE EQUITY             VALUE EQUITY
                                        FUND                     FUND
                               -----------------------  ----------------------
                                 UNITS       AMOUNT       UNITS      AMOUNT
                               ---------  ------------  ---------  -----------
Units sold                       720,368  $ 28,004,631    255,492  $ 7,261,555
Units redeemed                  (633,274)  (24,532,607)  (228,928)  (6,491,239)
                               ---------  ------------  ---------  -----------
Net increase                      87,094  $  3,472,024     26,564  $   770,316
                               ---------  ------------  ---------  -----------
                               ---------  ------------  ---------  -----------

                                  EMERGING GROWTH          INTERNATIONAL
                                    EQUITY FUND             EQUITY FUND
                               ----------------------  ----------------------
                                 UNITS      AMOUNT       UNITS      AMOUNT
                               ---------  -----------  ---------  -----------
Units sold                       291,562  $11,643,470    151,666  $ 5,659,129
Units redeemed                  (215,323)  (8,606,464)  (130,786)  (4,833,851)
                               ---------  -----------  ---------  -----------
Net increase                      76,239  $ 3,037,006     20,880  $   825,278
                               ---------  -----------  ---------  -----------
                               ---------  -----------  ---------  -----------

                                 ACTIVELY MANAGED         INTERMEDIATE-TERM
                                    BOND FUND                 BOND FUND
                             ------------------------  -----------------------
                               UNITS        AMOUNT       UNITS       AMOUNT
                             ----------  ------------  ---------  ------------
Units sold                      575,262  $ 15,769,704    431,437  $ 11,398,598
Units redeemed               (1,064,868)  (28,969,909)  (735,598)  (19,266,677)
                             ----------  ------------  ---------  ------------
Net (decrease)                 (489,606) $(13,200,205)  (304,161) $ (7,868,079)
                             ----------  ------------  ---------  ------------
                             ----------  ------------  ---------  ------------

                                     SHORT-TERM
                                   INVESTMENT FUND
                               -----------------------
                                 UNITS       AMOUNT
                               ---------  ------------
Units sold                       637,944  $ 11,985,311
Units redeemed                  (853,573)  (16,066,312)
                               ---------  ------------
Net (decrease)                  (215,629) $ (4,081,001)
                               ---------  ------------
                               ---------  ------------

                     Net assets at September 30, 1996 are comprised as follows:

                                                            EMERGING
                              CORE EQUITY   VALUE EQUITY     GROWTH     INTERNATIONAL
                                  FUND          FUND      EQUITY FUND   EQUITY FUND
                              ------------  ------------  ------------  -----------
Paid-in capital (deficit)     $(30,556,772) $(20,671,712) $(14,483,218) $ 3,683,466
Accumulated income (loss)       45,215,255    17,992,762    (1,781,337)  (1,553,854)
Accumulated realized gain       86,003,636    45,473,627    84,246,203   31,775,452
Unrealized appreciation        116,694,213     9,436,271    24,154,266    5,696,889
                              ------------  ------------  ------------  -----------
Net Assets                    $217,356,332  $ 52,230,948  $ 92,135,914  $39,601,953
                              ------------  ------------  ------------  -----------
                              ------------  ------------  ------------  -----------

                                          ACTIVELY                       SHORT-TERM
                                          MANAGED     INTERMEDIATE-TERM   INVESTMENT
                                         BOND FUND       BOND FUND          FUND
                                        ------------  ---------------  --------------
Paid-in (deficit)                       $(30,673,613)  $ (59,007,893)   $(15,329,202)
Accumulated income                       147,350,512     118,583,484      39,672,924
Accumulated realized gain                 32,753,341      14,447,688       1,329,911
Unrealized appreciation (depreciation)       874,038         730,681          (5,546)
                                        ------------  ---------------  --------------
Net Assets                              $150,304,278   $  74,753,960    $ 25,668,087
                                        ------------  ---------------  --------------
                                        ------------  ---------------  --------------

                 NOTE 6--FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK:
                     The Investment Funds activity during the year in writing
                 equity call options had off-balance sheet risk of accounting loss. These financial instruments involve market risk in excess of the amount recognized in the Statement of Assets and Liabilities. A written equity call option obligates the Investment Funds to deliver the underlying security upon exercise by the holder of the option. The Investment Funds cover options written by owning the underlying security.

                     A summary of the Investment Funds option transactions
                 written for the year follows:

                                               NUMBER OF
                                                OPTIONS     PREMIUMS
                                               CONTRACTS    RECEIVED
                                               ---------   ----------
Contracts outstanding at September 30, 1995      --           --
Options written                                    435       $96,165
Options exercised                                   (5  )     (2,435 )
Options expired                                    (50  )    (21,725 )
                                               ---------   ----------
Contracts outstanding at September 30, 1996        380       $72,005
                                               ---------   ----------
                                               ---------   ----------

                 NOTE 7--FINANCIAL HIGHLIGHTS

                                                         CORE EQUITY FUND
                                     --------------------------------------------------------
                                       YEAR        YEAR        YEAR        YEAR        YEAR
                                      ENDED       ENDED       ENDED       ENDED       ENDED
                                     9/30/96     9/30/95     9/30/94     9/30/93     9/30/92
                                     --------    --------    --------    --------    --------
PER UNIT OPERATING PERFORMANCE:*
 (for a unit outstanding throughout
  the year)
Net Asset Value, Beginning of Year   $ 46.71     $ 35.57     $ 34.49     $ 30.09     $ 27.68
                                     --------    --------    --------    --------    --------
Net Income from Investment
  Operations:

    Investment income--net              0.72        0.74        0.54        0.56        0.65
    Net realized and unrealized
      gain (loss) on investments        9.14       10.40        0.54        3.84        1.76
                                     --------    --------    --------    --------    --------
      Total from Investment
        Operations                      9.86       11.14        1.08        4.40        2.41
                                     --------    --------    --------    --------    --------
  Net Asset Value, End of the Year   $ 56.57     $ 46.71     $ 35.57     $ 34.49     $ 30.09
                                     --------    --------    --------    --------    --------
                                     --------    --------    --------    --------    --------
      TOTAL RETURN                     21.11 %     31.32 %      3.13 %     14.62 %      8.71 %

RATIOS/SUPPLEMENTAL DATA

Ratios to Average Net Assets
  Expenses                             (0.92)%     (0.98)%     (1.01)%     (0.99)%     (0.95)%
  Investment income--net                1.40 %      1.86 %      1.56 %      1.74 %      2.25 %
Portfolio Turnover Rate                 9.95 %      7.91 %      6.47 %     13.41 %     18.94 %
Average Commission Rate Paid (per
  share)+                            $   .05          --          --          --          --
Net Assets at End of the Year
  ($1,000's)                         $217,356    $189,942    $141,544    $146,137    $134,269

                 -----------------------------------------
                 * Using average units basis.
                 + Required by regulations issued in 1995.

                                                        VALUE EQUITY FUND
                                     --------------------------------------------------------
                                       YEAR        YEAR        YEAR        YEAR        YEAR
                                      ENDED       ENDED       ENDED       ENDED       ENDED
                                     9/30/96     9/30/95     9/30/94     9/30/93     9/30/92
                                     --------    --------    --------    --------    --------
PER UNIT OPERATING PERFORMANCE:*
 (for a unit outstanding throughout
  the year)
Net Asset Value, Beginning of Year   $ 32.63     $ 27.05     $ 26.48     $ 22.94     $ 21.48
                                     --------    --------    --------    --------    --------
Income from Investment Operations:

    Investment income--net              0.72        0.93        0.79        0.70        0.52

    Net realized and unrealized
      gain (loss) on investments        6.32        4.65       (0.22)       2.84        0.94
                                     --------    --------    --------    --------    --------
      Total from Investment
        Operations                      7.04        5.58        0.57        3.54        1.46
                                     --------    --------    --------    --------    --------
  Net Asset Value, End of the Year   $ 39.67     $ 32.63     $ 27.05     $ 26.48     $ 22.94
                                     --------    --------    --------    --------    --------
                                     --------    --------    --------    --------    --------
      TOTAL RETURN                     21.58 %     20.63 %      2.15 %     15.43 %      6.80 %

RATIOS/SUPPLEMENTAL DATA

Ratios to Average Net Assets
  Expenses**                           (1.20)%     (1.32)%     (1.41)%     (1.70)%     (1.55)%
  Investment income--net                1.98 %      3.24 %      3.02 %      2.83 %      2.32 %
Portfolio Turnover Rate                61.53 %     67.06 %     40.41 %     54.46 %     14.26 %
Average Commission Rate Paid (per
  share)+                            $   .01          --          --          --          --
Net Assets at End of the Year
  ($1,000's)                         $52,231     $43,824     $35,603     $38,104     $33,417

                 -----------------------------------------
                  * Using average units basis.
                 ** Ratio reflects fees paid with brokerage commissions only for the years ended 9/30/96 and 9/30/95.
                  + Required by regulations issued in 1995.

                                                   EMERGING GROWTH EQUITY FUND
                                     --------------------------------------------------------
                                       YEAR        YEAR        YEAR        YEAR        YEAR
                                      ENDED       ENDED       ENDED       ENDED       ENDED
                                     9/30/96     9/30/95     9/30/94     9/30/93     9/30/92
                                     --------    --------    --------    --------    --------
PER UNIT OPERATING PERFORMANCE:*
 (for a unit outstanding throughout
  the year)
Net Asset Value, Beginning of Year   $ 52.58     $ 35.96     $ 35.52     $ 24.26     $ 23.34
                                     --------    --------    --------    --------    --------
Income from Investment Operations:

    Investment income (loss)--net      (0.90)      (0.67)      (0.57)      (0.53)      (0.35)

    Net realized and unrealized
      gain (loss) on investments       15.39       17.29        1.01       11.79        1.27
                                     --------    --------    --------    --------    --------
      Total from Investment
        Operations                     14.49       16.62        0.44       11.26        0.92
                                     --------    --------    --------    --------    --------
  Net Asset Value, End of the Year   $ 67.07     $ 52.58     $ 35.96     $ 35.52     $ 24.26
                                     --------    --------    --------    --------    --------
                                     --------    --------    --------    --------    --------
      TOTAL RETURN                     27.56 %     46.22 %      1.24 %     46.41 %      3.94 %

RATIOS/SUPPLEMENTAL DATA

Ratios to Average Net Assets
  Expenses**                           (1.91)%     (2.12)%     (2.08)%     (2.27)%     (2.18)%
  Investment income--net               (1.54)%     (1.61)%     (1.64)%     (1.78)%     (1.43)%
Portfolio Turnover Rate               150.40 %    170.54 %    114.15 %    145.59 %    135.45 %
Average Commission Rate Paid (per
  share)+                            $   .02          --          --          --          --
Net Assets at End of Year
  ($1,000's)                         $92,136     $74,625     $48,293     $56,645     $40,844

                 -----------------------------------------
                  * Using average units basis.
                 ** Ratio reflects fees paid with brokerage commissions only for the years ended 9/30/96 and 9/30/95.
                  + Required by regulations issued in 1995.

                                                    INTERNATIONAL EQUITY FUND
                                     --------------------------------------------------------
                                       YEAR        YEAR        YEAR        YEAR        YEAR
                                      ENDED       ENDED       ENDED       ENDED       ENDED
                                     9/30/96     9/30/95     9/30/94     9/30/93     9/30/92
                                     --------    --------    --------    --------    --------
PER UNIT OPERATING PERFORMANCE:*
 (for a unit outstanding throughout
  the year)
Net Asset Value, Beginning of Year   $ 40.25     $ 38.08     $ 34.36     $ 28.27     $ 29.26
                                     --------    --------    --------    --------    --------
Income from Investment Operations:

    Investment income (loss)--net      (0.08)      (0.02)      (0.09)      (0.21)      (0.16)

    Net realized and unrealized
      gain (loss) on investments        5.08        2.19        3.81        6.30       (0.83)
                                     --------    --------    --------    --------    --------
      Total from Investment
        Operations                      5.00        2.17        3.72        6.09       (0.99)
                                     --------    --------    --------    --------    --------
  Net Asset Value, End of the Year   $ 45.25     $ 40.25     $ 38.08     $ 34.36     $ 28.27
                                     --------    --------    --------    --------    --------
                                     --------    --------    --------    --------    --------
      TOTAL RETURN                     12.42 %      5.70 %     10.83 %     21.54 %     (3.38)%

RATIOS/SUPPLEMENTAL DATA

Ratios to Average Net Assets
  Expenses**                           (1.93)%     (1.90)%     (1.96)%     (2.83)%     (2.69)%
  Investment income--net               (0.20)%     (0.07)%     (0.25)%     (0.68)%     (0.50)%
Portfolio Turnover Rate                51.29 %     51.40 %     44.25 %     55.02 %     52.58 %
Average Commission Rate Paid (per
  share)+                            $   .02          --          --          --          --
Net Assets at End of the Year
  ($1,000's)                         $39,602     $31,143     $28,672     $21,769     $18,997

                 -----------------------------------------
                  * Using average units basis.
                 ** Ratio reflects fees paid with brokerage commissions only for the years ended 9/30/96 and 9/30/95.
                  + Required by regulations issued in 1995.

                                                    ACTIVELY MANAGED BOND FUND
                                     --------------------------------------------------------
                                       YEAR        YEAR        YEAR        YEAR        YEAR
                                      ENDED       ENDED       ENDED       ENDED       ENDED
                                     9/30/96     9/30/95     9/30/94     9/30/93     9/30/92
                                     --------    --------    --------    --------    --------
PER UNIT OPERATING PERFORMANCE:*
 (for a unit outstanding throughout
  the year)
Net Asset Value, Beginning of Year   $ 29.58     $ 26.06     $ 27.43     $ 24.57     $ 21.74
                                     --------    --------    --------    --------    --------
Income from Investment Operations:

    Investment income--net              1.80        1.64        1.47        1.23        1.54

    Net realized and unrealized
      gain (loss) on investments       (0.59)       1.88       (2.84)       1.63        1.29
                                     --------    --------    --------    --------    --------
      Total from Investment
        Operations                      1.21        3.52       (1.37)       2.86        2.83
                                     --------    --------    --------    --------    --------
  Net Asset Value, End of the Year   $ 30.79     $ 29.58     $ 26.06     $ 27.43     $ 24.57
                                     --------    --------    --------    --------    --------
                                     --------    --------    --------    --------    --------
      TOTAL RETURN                      4.09 %     13.51 %     (4.99)%     11.64 %     13.02 %

RATIOS/SUPPLEMENTAL DATA

Ratios to Average Net Assets
  Expenses                             (0.80)%     (0.84)%     (0.82)%     (0.87)%     (0.84)%
  Investment income--net                5.94 %      5.95 %      5.51 %      5.22 %      6.87 %
Portfolio Turnover Rate                17.14 %     18.21 %      8.54 %    170.16 %    132.97 %
Net Assets at End of the Year
  ($1,000's)                         $150,304    $140,127    $136,210    $146,918    $189,827

                 -----------------------------------------
                 * Using average units basis.

                                                   INTERMEDIATE-TERM BOND FUND
                                     --------------------------------------------------------
                                       YEAR        YEAR        YEAR        YEAR        YEAR
                                      ENDED       ENDED       ENDED       ENDED       ENDED
                                     9/30/96     9/30/95     9/30/94     9/30/93     9/30/92
                                     --------    --------    --------    --------    --------
PER UNIT OPERATING PERFORMANCE:*
 (for a unit outstanding throughout
  the year)
Net Asset Value, Beginning of Year   $ 28.01     $ 25.40     $ 25.95     $ 24.20     $ 21.72
                                     --------    --------    --------    --------    --------
Income from Investment Operations:

    Investment income--net              1.74        1.66        1.46        1.48        1.55

    Net realized and unrealized
      gain (loss) on investments       (0.45)       0.95       (2.01)       0.27        0.93
                                     --------    --------    --------    --------    --------
      Total from Investment
        Operations                      1.29        2.61       (0.55)       1.75        2.48
                                     --------    --------    --------    --------    --------
  Net Asset Value, End of the Year   $ 29.30     $ 28.01     $ 25.40     $ 25.95     $ 24.20
                                     --------    --------    --------    --------    --------
                                     --------    --------    --------    --------    --------
      TOTAL RETURN                      4.61 %     10.28 %     (2.12)%      7.23 %     11.42 %

RATIOS/SUPPLEMENTAL DATA

Ratios to Average Net Assets
  Expenses                             (0.98)%     (0.98)%     (0.95)%     (1.07)%     (0.98)%
  Investment income--net                6.06 %      6.27 %      5.68 %      5.95 %      6.78 %
Portfolio Turnover Rate                13.20 %     15.95 %     17.92 %     12.39 %     24.86 %
Net Assets at End of the Year
  ($1,000's)                         $74,754     $90,482     $89,780     $97,796     $117,107

                 -----------------------------------------
                 * Using average units basis.

                                                    SHORT-TERM INVESTMENT FUND
                                     --------------------------------------------------------
                                       YEAR        YEAR        YEAR        YEAR        YEAR
                                      ENDED       ENDED       ENDED       ENDED       ENDED
                                     9/30/96     9/30/95     9/30/94     9/30/93     9/30/92
                                     --------    --------    --------    --------    --------
PER UNIT OPERATING PERFORMANCE:*
 (for a unit outstanding throughout
  the year)
Net Asset Value, Beginning of Year   $ 19.31     $ 18.36     $ 17.83     $ 17.43     $ 16.80
                                     --------    --------    --------    --------    --------
Income from Investment Operations:

    Investment income--net              0.94        0.93        0.53        0.43        0.64

    Net realized and unrealized
      gain (loss) on investments       (0.01)       0.02        0.00       (0.03)      (0.01)
                                     --------    --------    --------    --------    --------
      Total from Investment
        Operations                      0.93        0.95        0.53        0.40        0.63
                                     --------    --------    --------    --------    --------
  Net Asset Value, End of the Year   $ 20.24     $ 19.31     $ 18.36     $ 17.83     $ 17.43
                                     --------    --------    --------    --------    --------
                                     --------    --------    --------    --------    --------
      TOTAL RETURN                      4.82 %      5.17 %      2.97 %      2.29 %      3.75 %

RATIOS/SUPPLEMENTAL DATA

Ratios to Average Net Assets
  Expenses                             (0.80)%     (0.80)%     (0.80)%     (0.89)%     (0.79)%
  Investment income--net                4.76 %      4.94 %      2.92 %      2.43 %      3.72 %
Decrease in above expense ratio due
  to fee waiver                         0.39 %      0.34 %      0.32 %        --          --
Net Assets at End of the Year
  ($1,000's)                         $25,668     $27,360     $29,975     $35,117     $34,911

                 -----------------------------------------
                 * Using average units basis.

                                                      DEDICATED BOND
                                                           FUND
                                                       (SEE NOTE 1)
                                                    ------------------
                                                           YEAR
                                                          ENDED
                                                        9/30/92***
                                                    ------------------
PER UNIT OPERATING PERFORMANCE:*
 (for a unit outstanding throughout the year)
Net Asset Value, Beginning of Year                  $     18.97
                                                          -----
Income from Investment Operations:                         0.79

    Net realized and unrealized gain (loss) on
      investments                                          0.07
                                                          -----
      Total from Investment Operations                     0.86
                                                          -----
  Net Asset Value, End of the Year                  $     19.83**
                                                          -----
                                                          -----
      TOTAL RETURN                                         4.53%

RATIOS/SUPPLEMENTAL DATA

Ratios to Average Net Assets***
  Expenses**                                              (0.75)
  Investment income--net                                   7.45%
Portfolio Turnover Rate                                       0
Net Assets at End of the Year ($1,000's)                     $0

                 -----------------------------------------
                   * Using average units basis.
                  ** Period from October 1, 1991 to April 24, 1992
                 *** Annualized

                 INDEPENDENT AUDITOR'S REPORT
                 ---------------------------------------------------------------

                 To the Unitholders and Board of Trustees
                 RSI Retirement Trust

                     We have audited the combined and individual statements of
                 assets and liabilities, including the statements of investments, of the Core Equity Fund, Emerging Growth Equity Fund, Value Equity Fund, International Equity Fund, Actively Managed Bond Fund, Intermediate-Term Bond Fund and Short-Term Investment Fund (the "Investment Funds") of RSI Retirement Trust (the "Trust") as of September 30, 1996, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. We also audited the financial highlights of the Dedicated Bond Fund series of the Trust for the period ended April 24, 1992 (see Note 1). These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

                     We conducted our audits in accordance with generally
                 accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 1996, by correspondence with the custodians and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

                     In our opinion, the combined and individual financial
                 statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Investment Funds of the Trust at September 30, 1996, the results of their operations, the changes in their net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles.

                                                           [SIGNATURE]

                                                    New York, New York
                                                    November 15, 1996

                 OFFICERS
                 ---------------------------------------------------------------
                 William Dannecker, President
                 James P. Coughlin, C.F.A., Executive Vice President and Chief Investment Officer
                 Stephen P. Pollak, Esq., Executive Vice President, Counsel and Secretary
                 John F. Meuser, Senior Vice President and Treasurer
                 Durando J. Saccente, Vice President
                 Veronica A. Fisher, First Vice President and Assistant
                 Treasurer
                 Herbert Kuhl, Jr., C.F.A., First Vice President
                 Denise F. Roche, First Vice President
                 Chris R. Kaufman, Second Vice President
                 Deborah A. Modzelewski, Second Vice President
                 Heidi Viceconte, Second Vice President

                 CONSULTANTS
                 ---------------------------------------------------------------
                 Actuarial--Retirement System Consultants Inc.
                 Investments--Hewitt Associates

                 INVESTMENT MANAGERS
                 ---------------------------------------------------------------
                 Friess Associates, Inc.
                 Morgan Grenfell Investment Services Limited
                 The Putnam Advisory Company, Inc.
                 Retirement System Investors Inc.

                 CUSTODIANS
                 ---------------------------------------------------------------
                 The Chase Manhattan Bank, N.A.
                 Custodial Trust Company

                 DISTRIBUTOR
                 ---------------------------------------------------------------
                 Retirement System Distributors Inc.

                 TRANSFER AGENT
                 ---------------------------------------------------------------
                 Retirement System Consultants Inc.

                 INDEPENDENT AUDITORS
                 ---------------------------------------------------------------
                 McGladrey & Pullen, LLP

                 COUNSEL
                 ---------------------------------------------------------------
                 Shereff, Friedman, Hoffman & Goodman, LLP

                 BOARD OF TRUSTEES
                 ---------------------------------------------------------------
                 Herbert G. Chorbajian
                   Chairman, President and Chief Executive Officer
                   ALBANK, FSB, NY

                 Candace Cox
                   President and Chief Investment Officer
                   NYNEX Asset Management Co., NY

                 William Dannecker
                   President and Chief Executive Officer
                   Retirement System Group Inc., NY

                 Eugene C. Ecker
                   Pension and Group Insurance Consultant

                 Covington Hardee
                   Retired Chairman
                   The Lincoln Savings Bank, FSB, NY

                 Ralph L. Hodgkins, Jr.
                   Retired Chief Executive Officer
                   Mid Maine Savings Bank, FSB, ME

                 Maurice E. Kinkade
                   Director of Development
                   Maplebrook School
                   President, KINCO Management

                 Willliam G. Lillis
                   Real Estate Consultant

                 William L. Schrauth
                   President and Chief Executive Officer
                   The Savings Bank of Utica, NY

                 William E. Swan
                   President and Chief Executive Officer
                   Lockport Savings Bank, NY

                 Raymond L. Willis
                   Private Investments

THE INFORMATION CONTAINED HEREIN SHALL NOT BE CONSTRUED TO BE OR CONSTITUTE AN OFFER OR SOLICITATION OF AN OFFER TO BUY UNITS IN THE RSI RETIREMENT TRUST. SALES OF UNITS IN THE TRUST MAY BE MADE ONLY IN THOSE STATES WHERE SUCH UNITS ARE EXEMPT FROM REGISTRATION OR HAVE BEEN QUALIFIED FOR SALE. TOTAL RETURNS ARE BASED ON HISTORICAL RESULTS AND ARE NOT INTENDED TO INDICATE FUTURE PERFORMANCE. FUTURE PERFORMANCE AND UNIT NET ASSET VALUE WILL FLUCTUATE SO THAT UNITS, IF REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS.

[LOGO]

RSI Retirement Trust

Core Equity Fund

Value Equity Fund

Emerging Growth Equity Fund

International Equity Fund

Actively Managed Bond Fund

Intermediate-Term Bond Fund

Short-Term Investment Fund

Dedicated Bond Fund

1996

Broker/Dealer:

[LOGO]

RETIREMENT SYSTEM
Distributors, Inc.

P.O. Box 2064
Grand Central Station
New York, NY 10163-2064